[H&R BLOCK FINANCIAL ADVISORS LOGO]

H&R Block Financial Advisors, Inc.
751 Griswold St., Detroit, MI 48226-3274
Member NYSE & SIPC

THIS LITERATURE IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS
UNLESS PRECEDED OR ACCOMPANIED BY AN
APPROPRIATE CURRENT PROSPECTUS.

Distributor--Resrv Partners, Inc.
RF/HRBFA-Combo/Semi-Annual 04/02

[H&R BLOCK FINANCIAL ADVISORS LOGO]

MONEY MARKET FUNDS
offered by The Reserve Funds

Primary Fund
U.S. Government Fund
U.S. Treasury Fund

Interstate Tax-Exempt Fund

California II Tax-Exempt Fund
Connecticut Tax-Exempt Fund
Florida Tax-Exempt Fund
Massachusetts Tax-Exempt Fund
Michigan Tax-Exempt Fund
New Jersey Tax-Exempt Fund
New York Tax-Exempt Fund
Ohio Tax-Exempt Fund
Pennsylvania Tax-Exempt Fund
Virginia Tax-Exempt Fund

Semi-Annual Report
November 30, 2002

                         THE RESERVE FUND--PRIMARY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                              VALUE
    AMOUNT        NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--60.0%                        (NOTE 1)
  ---------       ----------------------------------------------                        --------
                  DOMESTIC--10.2%
$  100,000,000    American Express Centurion Bank, 1.6187%, 5/07/03 (a).........  $        100,000,000
   200,000,000    Comerica Bank, 1.33%, 1/16/03 (b).............................           200,000,000
   200,000,000    Comerica Bank, 1.33%, 8/18/03 (b).............................           199,992,871
    50,000,000    Comerica Bank, 2.52%, 4/02/03.................................            50,000,818
   150,000,000    First Tennessee Bank, 1.70, 1/02/03...........................           150,000,000
   200,000,000    JPMorgan Chase Bank, 1.70%, 1/10/03...........................           200,000,000
   200,000,000    Keybank, 1.335%, 4/25/03 (a)..................................           200,000,000
   100,000,000    National Bank of Commerce, 1.39%, 9/19/03 (a).................           100,000,000
   200,000,000    Regions Bank, 1.70%, 1/06/03..................................           200,000,000
   150,000,000    Southtrust Bank, 1.7272%, 3/28/03 (a).........................           149,976,080
                                                                                  --------------------
                                                                                         1,549,969,769
                                                                                  --------------------
                  YANKEES--49.8%
   200,000,000    Abbey National PLC, 1.30%, 6/30/03 (a)........................           199,936,432
   200,000,000    Abbey National PLC, 1.31%, 2/12/03............................           200,000,000
   100,000,000    Abbey National PLC, 1.33%, 2/20/03............................           100,000,000
   100,000,000    Abbey National PLC, 1.71%, 1/15/03............................           100,000,000
   100,000,000    ABN-AMRO Bank, 1.91%, 10/17/03................................           100,000,000
   100,000,000    Bank of Scotland, 2.50%, 4/2/03...............................           100,000,000
   100,000,000    Bank of Scotland, 2.73%, 5/19/03..............................            99,990,940
   100,000,000    Bank of Scotland, 2.78%, 5/16/03..............................            99,991,105
   200,000,000    Barclays Bank PLC, 1.32%, 2/20/03.............................           200,000,000
   175,000,000    Barclays Bank PLC, 1.34%, 2/10/03.............................           175,006,782
   100,000,000    Bayerische Landesbank Girozentrale, 1.30%, 6/30/03 (a)........            99,968,216
   200,000,000    BNP Paribas, 1.32%, 2/20/03...................................           200,000,000
    50,000,000    Canadian Imperial Bank of Commerce, 1.325%, 2/10/03...........            50,000,000
   100,000,000    Canadian Imperial Bank of Commerce, 1.34%, 2/19/03............           100,000,000
   100,000,000    Canadian Imperial Bank of Commerce, 1.55%, 12/09/02...........           100,000,000
   200,000,000    Canadian Imperial Bank of Commerce, 1.71%, 1/09/03............           200,000,000
    50,000,000    Canadian Imperial Bank of Commerce, 1.72%, 12/08/03...........            49,980,843
   200,000,000    Commerzbank AG, 1.345%, 12/30/02 (a)..........................           199,996,146
   100,000,000    Credit Agricole Indosuez, 1.31%, 4/28/03 (b)..................           100,000,000
   200,000,000    Credit Agricole Indosuez, 2.12%, 12/31/02.....................           200,000,000
   100,000,000    Credit Agricole Indosuez, 3.04%, 4/22/03......................            99,992,420
   200,000,000    Credit Suisse First Boston, 1.32%, 2/13/03....................           200,000,000
   200,000,000    Credit Suisse First Boston, 1.37%, 9/19/03 (a)................           200,000,000
   100,000,000    Credit Suisse First Boston, 2.14%, 7/21/03....................            99,993,721
   200,000,000    Deutsche Bank, 1.32%, 2/07/03.................................           200,000,000
   100,000,000    Deutsche Bank, 1.79%, 12/05/03................................           100,000,000
   200,000,000    Dexia Bank, 1.33%, 1/15/03....................................           200,000,000
   100,000,000    Dexia Bank, 1.30%, 12/23/02...................................           100,000,000
   200,000,000    Dexia Bank, 1.32%, 2/10/03....................................           200,000,000
   100,000,000    Dexia Bank, 1.34%, 1/21/03....................................           100,000,000
   200,000,000    KBC Bank, 1.31%, 3/28/03 (a)..................................           199,973,692

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

  PRINCIPAL                                                                              VALUE
    AMOUNT        NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--(CONTINUED)                  (NOTE 1)
  ---------       ----------------------------------------------------                  --------
$  100,000,000    KBC Bank, 1.33%, 2/21/03......................................  $        100,000,000
   200,000,000    KBC Bank, 2.89%, 4/21/03......................................           199,984,926
   200,000,000    Landesbank Baden-Wurttemberg, 1.34%, 2/20/03..................           200,002,214
   200,000,000    Landesbank Baden-Wurttemberg, 1.555%, 12/09/02................           200,000,194
   100,000,000    Landesbank Baden-Wurttemberg, 1.71%, 1/15/03..................           100,000,000
   200,000,000    Landesbank Hessen-Thueringen Girozentrale, 1.58%, 2/05/03.....           200,000,000
   200,000,000    Lloyds TSB Bank PLC, 1.32%, 2/19/03...........................           200,000,000
   200,000,000    Natexis Banques Populaires, 1.31%, 9/23/03 (a)................           199,983,803
   200,000,000    Natexis Banques Populaires, 1.35%, 2/18/03....................           200,000,000
   100,000,000    Norddeutsche Landesbank Girozentrale, 1.30%, 6/30/03 (a)......            99,973,952
   100,000,000    Royal Bank of Scotland, 1.33%, 1/08/03........................           100,000,000
   200,000,000    Royal Bank of Scotland, 1.34%, 1/21/03........................           200,000,000
   100,000,000    Royal Bank of Scotland, 1.35%, 1/22/03........................           100,000,000
   200,000,000    Royal Bank of Scotland, 1.53%, 12/09/02.......................           200,000,000
   200,000,000    Svenska Handelsbanken, 1.295%, 6/30/03 (a)....................           199,947,023
   100,000,000    Svenska Handelsbanken, 1.30%, 12/23/02........................           100,000,000
   100,000,000    Svenska Handelsbanken, 2.14%, 7/18/03.........................            99,993,802
   100,000,000    Toronto Dominion Bank, 1.75%, 5/13/03.........................           100,000,000
   200,000,000    UBS, 1.34%, 1/06/03...........................................           200,000,000
   100,000,000    Westdeutsche Landesbank Girozentrale, 2.74%, 4/8/03...........           100,000,000
   100,000,000    Westdeutsche Landesbank Girozentrale, 2.78%, 5/16/03..........            99,991,105
                                                                                  --------------------
                                                                                         7,574,707,316
                                                                                  --------------------
                  Total Negotiable Bank Certificates of Deposit (Cost
                  $9,124,677,085)...............................................         9,124,677,085
                                                                                  --------------------
                  GOVERNMENT AGENCY NOTES--5.2%
   300,000,000    Federal Home Loan Bank, 1.85%, 10/30/03.......................           300,000,000
   200,000,000    Federal Home Loan Bank, 2.00%, 11/14/03.......................           200,000,000
   100,000,000    Federal Home Loan Bank, 2.025%, 11/21/03......................           100,000,000
   100,000,000    Federal Home Loan Bank, 2.07%, 10/17/03.......................           100,000,000
   100,000,000    Federal Home Loan Bank, 2.075%, 9/29/03.......................           100,000,000
                                                                                  --------------------
                  Total Government Agency Notes (Cost $800,000,000).............           800,000,000
                                                                                  --------------------
                  REPURCHASE AGREEMENTS--35.9%
 2,084,000,000    Bear Stearns & Co., Inc., 1.40%, due 12/02/02, repurchase
                  proceeds at maturity $2,084,243,133 (collateralized by FGRA 0%
                  due 7/15/08 to 6/15/32 valued at $917,376,261, FGRM 6.0% due
                  7/15/30 to 8/15/32 valued at $10,114,091, FGSR 0% due 01/01/23 valued at $2,088,260, FHLMC 6.4% due 4/25/06 valued at
                  $2,107,317, FMRM 0% due 1/15/21 valued at $36,599, FNMA 0% to
                  7.0% due 12/25/24 to 1/25/48 valued at $11,146,997, FNST 0%
                  due 9/01/10 valued at $923, FNRA 0% due 8/25/07 to 10/25/32 valued at $982,348,261, FNRM 0% due 12/25/30 to 9/25/32 valued at $18,038,510, FQRM 0% due 2/28/31 valued at $19,799,248,
                  FRRA 0% due 8/25/23 valued at $292,743, FXRA 0% due 3/18/31 to
                  3/18/32 valued at $57,555,569, FXRM 0% due 9/18/26 valued at
                  $11,029,460, GNRJ 0% due 4/26/23 valued at $254,280, GNRM
                  4.691% due 6/16/16 valued at $827,323, GNRR 2.33% to 6.0% due
                  2/20/29 to 10/20/32 valued at $113,265,016, SFNI 0% due
                  12/01/18 to 8/01/21 valued at $90,501, SFNP 0% due 1/01/18
                  valued at $151,492)...........................................         2,084,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

  PRINCIPAL                                                                              VALUE
    AMOUNT        REPURCHASE AGREEMENTS--(CONTINUED)                                    (NOTE 1)
  ---------       ----------------------------------                                    --------
$1,200,000,000    Deutsche Banc Alex Brown Inc., 1.38% due 12/02/02, repurchase proceeds at maturity $1,200,138,000 (collateralized by FGPC
                  5.5% due 11/01/17 valued at $73,255,890, FGRM 5.5% due 2/15/31 valued at $86,891,530, FNAR 5.31% to 6.118% due 10/01/11 to
                  01/01/26 valued at $274,539,798, FNMS 5.0% to 7.0% due 7/01/17 to 7/01/32 valued at $698,307,307. FXRM 6.25% due 11/15/22
                  valued at $103,005,475).......................................  $      1,200,000,000
 1,200,000,000    JP Morgan Chase & Co., 1.34% due 12/02/02, repurchase proceeds at maturity $1,200,223,333 (collateralized by FGPC 6.0% to
                  7.0% due 12/01/12 to 9/01/29 valued at $107,712,290, FGRM 5.5%
                  to 7.5% due 3/15/07 to 9/15/32 valued at $394,551,001, FNMS
                  5.5% to 7.0% due 12/01/30 to 11/01/32 valued at $292,814,692,
                  FNRM 0% due 5/25/08 to 12/25/29 valued at $226,927,809, GNMA
                  6.0% to 8.5% due 7/20/28 to 11/15/32 valued at
                  $214,001,256).................................................         1,200,000,000
   500,000,000    Lehman Brothers, Inc., 1.30% due 12/02/02, repurchase proceeds at maturity $500,090,278 (collateralized by FGPC 5.0% to 10.0%
                  due 4/01/03 to 12/01/32 valued at $177,876,058, FMPC 6.25% to
                  16.75% due 6/01/03 to 2/01/20 valued at $2,353,130, FNMS 4.5%
                  to 14.0% due 6/1/03 to 12/01/32 valued at $334,083,701, FRPC
                  9.0% due 1/25/17 valued at $617,873)..........................           500,000,000
   483,000,000    State Street Bank & Trust Co., 1.25 % to 1.31%, due 12/02/02,
                  repurchase proceeds at maturity $483,052,313 (collateralized by U. S. Treasury Bills 0% due 5/29/03 valued at
                  $492,706,455).................................................           483,000,000
                                                                                  --------------------
                  Total Repurchase Agreements (Cost $5,467,000,000).............         5,467,000,000
                                                                                  --------------------

                  TOTAL INVESTMENTS (COST $15,391,677,085)............     101.1%       15,391,677,085
                  LIABILITIES, LESS OTHER ASSETS......................      (1.1)         (172,445,859)
                                                                        --------  --------------------
                  NETS ASSETS.........................................     100.0% $     15,219,231,226
                                                                        ========  ====================
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                  EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
                  $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
                  OF EACH CLASS:
                  6,511,067,927 SHARES CLASS R..................................                 $1.00
                                                                                  ====================
                  7,059,522 SHARES CLASS 75.....................................                 $1.00
                                                                                  ====================
                  513,922,682 SHARES CLASS TREASURER'S TRUST....................                 $1.00
                                                                                  ====================
                  20,152,329 SHARES CLASS 45....................................                 $1.00
                                                                                  ====================
                  12,078,957 SHARES CLASS 35....................................                 $1.00
                                                                                  ====================
                  1,779,292,614 SHARES CLASS 25.................................                 $1.00
                                                                                  ====================
                  219,959,305 SHARES CLASS 15...................................                 $1.00
                                                                                  ====================
                  6,145,697,890 SHARES CLASS 8..................................                 $1.00
                                                                                  ====================

-----------------

(a)  Variable rate certificate.
(b)  Floating rate certificate of deposit.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                            VALUE
   AMOUNT        U.S. TREASURY BILLS--37.8%                                          (NOTE 1)
  ---------      --------------------------                                          --------
$350,000,000     1.215%, 12/5/02...............................................  $     349,964,563
                                                                                 -----------------
                 Total U.S. Treasury Bills (Cost $349,964,563).................        349,964,563
                                                                                 -----------------

                 FEDERAL HOME LOAN MORTGAGE--1.1%
                 --------------------------------
  10,000,000     3.18%, 10/24/03...............................................         10,144,982
                                                                                 -----------------
                 Total Federal Home Loan Mortgage (Cost $10,144,982)...........         10,144,982
                                                                                 -----------------

                 FEDERAL HOME LOAN BANK--15.6%
                 -----------------------------
  25,000,000     2.075%, 9/29/03...............................................         25,000,000
  50,000,000     2.07%, 10/17/03...............................................         50,000,000
  50,000,000     1.85%, 10/30/03...............................................         50,000,000
  10,000,000     2.00%, 11/14/03...............................................         10,000,000
  10,000,000     1.60%, 12/16/03...............................................         10,000,000
                                                                                 -----------------
                 Total Federal Home Loan Bank (Cost $145,000,000)..............        145,000,000
                                                                                 -----------------

                 REPURCHASE AGREEMENTS--45.5%
                 ----------------------------
 225,000,000     Bear Stearns & Co., Inc., 1.36%, due 12/2/02, repurchase
                 proceeds at maturity $225,025,500 (collateralized by GNMA 0%
                 to 9.5% due 6/15/03 to 11/15/32 valued at $231,754,139).......        225,000,000
 100,000,000     Lehman Brothers, Inc., 1.31%, due 12/2/02, repurchase proceeds at maturity $100,010,917 (collateralized by GNAR 4.0% to 6.0%
                 due 2/20/32 to 11/20/32 valued at $4,983,837, GNMA 4.5% to
                 13.0% due 4/15/04 to 11/15/32 valued at $98,003,832)..........        100,000,000
  96,000,000     State Street Bank & Trust Co., 1.30%, due 12/2/02, repurchase proceeds at maturity $96,010,400 (collateralized by U.S.
                 Treasury Bills 0% due 5/29/03 valued at $97,929,295)..........         96,000,000
                                                                                 -----------------
                 Total Repurchase Agreements (Cost $421,000,000)...............        421,000,000
                                                                                 -----------------

                 TOTAL INVESTMENTS (COST $926,109,545)...............     100.0%       926,109,545
                 LIABILITIES, LESS OTHER ASSETS......................       0.0            (49,405)
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     926,060,140
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                 EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
                 OF EACH CLASS:
                 874,276,172 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 4,134,934 SHARES CLASS TREASURER'S TRUST......................              $1.00
                                                                                 =================
                 170,190 SHARES CLASS 45.......................................              $1.00
                                                                                 =================
                 47,277,721 SHARES CLASS 25....................................              $1.00
                                                                                 =================
                 100,047 SHARES CLASS 15.......................................              $1.00
                                                                                 =================
                 101,076 SHARES CLASS 8........................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                            VALUE
   AMOUNT        U.S. TREASURY BILLS--99.8%                                          (NOTE 1)
  ---------      --------------------------                                          --------
 $42,000,000     1.18%--1.61%, 12/05/02........................................  $      41,994,902
  59,000,000     1.62%--1.76%, 12/12/02........................................         58,972,056
  38,000,000     1.21%--1.62%, 12/19/02........................................         37,971,202
  53,000,000     1.185%--1.24%, 12/26/02.......................................         52,956,920
  63,000,000     1.55%--1.63%, 1/02/03.........................................         62,913,846
  35,000,000     1.61%, 1/09/03................................................         34,940,520
  30,000,000     1.71%, 1/16/03................................................         29,935,875
  60,000,000     1.535%--1.605%, 1/23/03.......................................         59,864,944
   4,000,000     1.20%, 2/06/03................................................          3,991,200
  40,000,000     1.51%, 2/13/03................................................         39,877,522
  40,000,000     1.62%, 3/06/03................................................         39,830,800
  26,000,000     1.225%, 4/03/03...............................................         25,892,064
   4,000,000     1.22%, 4/10/03................................................          3,982,513
  30,000,000     1.22%, 4/17/03................................................         29,861,733
  50,000,000     1.235%, 4/24/03...............................................         49,754,715
  32,000,000     1.23%, 5/15/03................................................         31,820,693
  21,000,000     1.24%--1.25%, 5/22/03.........................................         20,876,263
                                                                                 -----------------

                 TOTAL U.S. TREASURY BILLS (COST $625,437,768).......      99.8%       625,437,768
                 OTHER ASSETS, LESS LIABILITIES......................       0.2          1,129,981
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     626,567,749
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                 EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
                 OF EACH CLASS:
                 358,633,091 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 267,833,574 SHARES CLASS TREASURER'S TRUST....................              $1.00
                                                                                 =================
                 101,084 SHARES CLASS 8........................................              $1.00
                                                                                 =================

                                 GLOSSARY
 FGPC    --   FHLMC Gold Mortgage-Backed Pass-Through Participation
              Certificates
 FGRA    --   FHLMC Adjustable Rate REMIC
 FGRM    --   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
              Certificates
 FGSR    --   Freddie MAC Gold STRIP Pro-Rata Principal only
 FHLMC   --   Federal Home Loan Mortgage Corp.
 FMPC    --   Freddie Mac Mortgage Participation Certificates
 FMRM    --   Feddie Mac Issuer FHLMC
 FNMA    --   Federal National Mortgage Association
 FNMS    --   Federal Mortgage-Backed Pass-Through Securities
 FNRA    --   FHLMC Real Estate Mortgage Conduit Adjustable Rate
 FNRM    --   Federal National Mortgage Association ("FNMA") REMIC
              Mortgage-Backed Pass-Through Securities
 FNST    --   FNMA STRIPS
 FQRM    --   Fannie Mae Grantor trust series 2001 T-7
 FRPC    --   Mortgage gold pool
 FRRA    --   GNMA Adj. Rate REMIC--Issued by Freddie Mac
 FXRA    --   Fannie Mae series 2001-72
 FXRM    --   Fannie Mae series 1998-19 class pk
 GNAR    --   GNMA Adjustable Rate Mortgage-Back Pass-Through Securities
 GNMA    --   Government National Mortgage Association
 GNRJ    --   GNMA series 1999-10
 GNRM    --   GNMA Pass-Through Floater
 GNRR    --   PPC eligible GNMA REMIC
 SFNI    --   Fannie Mae interest Strip
 SFNP    --   Fannie Mae Principal only

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                            VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--99.5%                                       (NOTE 1)
  ---------      -----------------------------                                       --------
                 ARIZONA--4.5%
 $10,800,000     Apache County IDA for Tucson Electric Power Company, 1.20%,
                 12/15/18 (a)..................................................  $      10,800,000
     500,000     Apache County IDA for Tucson Electric Power Company, 1.20%,
                 12/1/20 (a)...................................................            500,000
   2,800,000     Phoenix IDR for Del Mar Terrace, 1.15%, 10/1/29 (a)...........          2,800,000
     500,000     Pima County IDA for Tucson Electric Power, 1.20%, 10/1/22
                 (a)...........................................................            500,000
   1,025,000     Yuma County Jail District Revenue, RAW, 6.00%, 7/1/03 (b).....          1,051,290
                                                                                 -----------------
                                                                                        15,651,290
                                                                                 -----------------
                 CALIFORNIA--2.2%
   1,500,000     Alameda Contra Costa Capital Improvements, Series H, 1.10%,
                 11/1/14 (a)...................................................          1,500,000
   6,000,000     California, RAN, 2.50%, 6/20/03...............................          6,029,247
                                                                                 -----------------
                                                                                         7,529,247
                                                                                 -----------------
                 COLORADO--1.1%
     800,000     Broomfield IDA for Buckeye Investments Project, 1.20%, 12/1/09
                 (a)...........................................................            800,000
   1,850,000     Denver County Airport, Series B, 1.15%, 12/1/20 (a)...........          1,850,000
   1,000,000     Regional Transportation District COP for Transit Vehicles
                 Project, 1.15% 12/01/22 (a)...................................          1,000,000
     100,000     Smith Creek Metropolitan District for Eagle County, 1.30%,
                 10/1/35 (a)...................................................            100,000
                                                                                 -----------------
                                                                                         3,750,000
                                                                                 -----------------
                 CONNECTICUT--2.9%
   1,860,000     Connecticut Development Authority Independent Living Project,
                 1.10%, 7/1/15 (a).............................................          1,860,000
     700,000     Connecticut HEFA for Pomfret School Issue Series A, 1.15%,
                 7/1/24 (a)....................................................            700,000
   1,400,000     Connecticut HEFA for Summerwood University Park, Series A,
                 1.09% 7/1/30 (a)..............................................          1,400,000
   1,225,000     Connecticut HEFA for United Methodist, 1.23%, 7/1/31 (a)......          1,225,000
     900,000     Connecticut HFA, Program Mortgage, Series G, 1.10%, 5/15/18
                 (a)...........................................................            900,000
     800,000     Connecticut, GO, Series 1A, 1.20%, 2/15/21 (a)................            800,000
   1,500,000     Connecticut Special Tax Obligation for Transportation
                 Infrastructure, Series 1, 1.15%, 9/1/20 (a)...................          1,500,000
   1,800,000     Hartford County Redev. Agency MHR for Underwood Towers
                 Project, 1.10%, 6/1/20 (a)....................................          1,800,000
                                                                                 -----------------
                                                                                        10,185,000
                                                                                 -----------------
                 DELAWARE--0.2%
     675,000     Newark, GO, 2.00%, 9/15/03 (b)................................            677,357
                                                                                 -----------------
                 FLORIDA--1.6%
     300,000     Citrus Park Community Development for Capital Improvement,
                 1.18%, 11/1/16 (a)............................................            300,000
   1,000,000     Collier County IDA for Community School of Naples, 1.20%,
                 10/1/19 (a)...................................................          1,000,000
     980,000     Dade County Fixed Copy Asset, 1.30%, 10/1/10 (a)..............            980,000
     200,000     Florida Housing Finance Corp. for Reflections, Series 5,
                 1.15%, 7/1/31 (a).............................................            200,000
     200,000     Florida HFA for River Oaks, Series 85TT, 1.15%, 12/1/29 (a)...            200,000
     200,000     Florida Muni Power Stanton Project, 1.15%, 10/1/19 (a)........            200,000
     200,000     Lee County IDA HFA for Cypress Cove Healthpark, Series B,
                 1.25%, 10/1/07 (a)............................................            200,000
   1,765,000     Orange County IDA for Central Florida YMCA Project, Series A,
                 1.20%, 5/1/27 (a).............................................          1,765,000
     200,000     Port Orange for Palmet College Project, 1.20%, 10/1/32 (a)....            200,000
     500,000     Sarasota County HFF for Bay Village, 1.20%, 12/1/23 (a).......            500,000
      50,000     Volusia County HEFA for South West Volusia Health, 1.27%,
                 11/15/23 (a)..................................................             50,000
                                                                                 -----------------
                                                                                         5,595,000
                                                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                            VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--99.5% (CONTINUED)                           (NOTE 1)
 ---------       -----------------------------------------                           --------
                 GEORGIA--3.0%
 $ 1,000,000     Fulton County Residential Care Facility Lenbrook Square
                 Foundation, 1.15%, 1/1/18 (a).................................  $       1,000,000
   1,413,409     Georgia Muni Assoc. Pool Bd. COP, 1.11%, 12/15/20 (a).........          1,413,409
   3,105,000     Macon-Bibb County Industrial Authority, Business Park &
                 Airport Project, 1.35%, 7/1/20 (a)............................          3,105,000
   5,000,000     Municipal Electric Authority for Project One B, 1.10%, 1/1/16
                 (a)...........................................................          5,000,000
                                                                                 -----------------
                                                                                        10,518,409
                                                                                 -----------------
                 HAWAII--0.6%
   2,000,000     Honolulu City & County, GO, Series 2001C, 2.85%, 12/4/02
                 (b)...........................................................          2,000,086
                                                                                 -----------------
                 ILLINOIS--2.7%
   2,300,000     Chicago O'Hare International Airport for American Airlines,
                 1.30%, 12/1/17 (a)............................................          2,300,000
   1,000,000     Chicago WRS, 1.15%, 11/1/30 (a)...............................          1,000,000
   1,000,000     Illinois DFA for Con Edison, Series C, 1.15% 3/1/09 (a).......          1,000,000
     700,000     Illinois DFA for WBEZ Alliance Project, 1.15%, 3/1/29 (a).....            700,000
     900,000     Illinois EFA for Museum National History, 1.15%, 11/1/25,
                 (a)...........................................................            900,000
   1,700,000     McCook County for Saint Andrews, 1.20%, 12/1/2 (a)............          1,700,000
     200,000     Naperville for Heritage YMCA Group, 1.15%, 12/1/29 (a)........            200,000
   1,700,000     Schaumburg MFH for Treehouse II Apartments Project, 1.10%,
                 12/15/29 (a)..................................................          1,700,000
                                                                                 -----------------
                                                                                         9,500,000
                                                                                 -----------------
                 INDIANA--0.7%
     465,000     Indiana HCF for Community Mental Health & Rehab, 1.20%,
                 11/1/20 (a)...................................................            465,000
   1,500,000     Logansport EDA for Modine Manufacturing. Co. Project, 1.50%,
                 1/1/08 (a)....................................................          1,500,000
     500,000     Marshall County EDA for Culver Foundation Project, 1.20%,
                 1/1/35 (a)....................................................            500,000
                                                                                 -----------------
                                                                                         2,465,000
                                                                                 -----------------
                 IOWA--0.3%
   1,000,000     Des Moines HRB for Iowa Methodist Medical Center Project,
                 1.25%, 8/1/15 (a).............................................          1,000,000
                                                                                 -----------------
                 KENTUCKY--1.5%
   2,000,000     Ashland PCR for Ashland Oil Inc Project, 1.05%, 4/1/09 (a)....          2,000,000
     665,000     Covington IDR for Baptist Convalescent Project, 1.45%, 4/1/19
                 (a)...........................................................            665,000
   2,390,000     Lexington Fayette Urban Residential Facilities for Richmond
                 Place Assoc. Project, GO, 2.25%, 4/1/03 (b)...................          2,390,000
                                                                                 -----------------
                                                                                         5,055,000
                                                                                 -----------------
                 LOUISIANA--3.8%
   2,190,000     Ascension Parish IDR for Borden Inc. Project, 1.19%, 12/1/09
                 (a)...........................................................          2,190,000
   1,790,000     Calcasieu Parish IDR for Citgo, 1.25%, 8/1/04 (a).............          1,790,000
     790,000     Louisiana PFA IDA for Kenner Hotel Limited, 1.15%,12/1/15
                 (a)...........................................................            790,000
   2,090,000     Louisiana PFA for Ciba Geigy Corp. Project, 1.15%, 12/1/04
                 (a)...........................................................          2,090,000
   1,990,000     Louisiana Offshore Terminal Authority, 1st. Stage, 1.15%,
                 9/1/06 (a)....................................................          1,990,000
   4,440,000     Louisiana State University Agricultural and Mechanical
                 College, 1.25%, 7/1/30 (a)....................................          4,440,000
                                                                                 -----------------
                                                                                        13,290,000
                                                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                            VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--99.5% (CONTINUED)                           (NOTE 1)
 ---------       -----------------------------------------                           --------
                 MASSACHUSETTS--8.4%
 $   258,000     Andover, GO, 4.00%, 12/15/02..................................  $         258,190
   4,200,000     Egartown, BAN, 2.50%, 8/1/03..................................          4,227,420
   2,300,000     Groton Dunstable, BAN, 2.25%, 12/20/02........................          2,300,445
     815,000     Massachusetts DFA for Notre Dame Health Care, 1.16%, 10/1/29
                 (a)...........................................................            815,000
     200,000     Massachusetts DFA for Smith College, 1.15%, 7/1/24 (a)........            200,000
   4,300,000     Massachusetts HEFA for University of Massachusetts, Series A,
                 1.10%, 11/1/30 (a)............................................          4,300,000
     600,000     Massachusetts IFA for Southern New England School of Law,
                 1.20%, 11/1/16 (a)............................................            600,000
     300,000     Massachusetts WRA, Series D, 1.10%, 8/1/17 (a)................            300,000
  10,300,000     Massachusetts WRA, Series B and 97A, 1.05% - 1.125%, 4/1/28
                 (a)...........................................................         10,300,000
   1,400,000     Massachusetts WRA, Series C, 1.125%, 8/1/37 (a)...............          1,400,000
   4,300,000     Winchester, BAN, 2.35%, 7/2/03................................          4,318,931
                                                                                 -----------------
                                                                                        29,019,986
                                                                                 -----------------
                 MICHIGAN--5.8%
     300,000     Bruce Township HDA for Catholic Initiatives, 1.10%, 5/1/18
                 (a)...........................................................            300,000
     253,000     Detroit EDC for Waterfront Reclamation, Series C, 1.15%,
                 5/1/09 (a)....................................................            253,000
     200,000     Detroit Sewage District Revenue, Series A, 1.15%, 7/1/23
                 (a)...........................................................            200,000
     200,000     Flint Hospital Hurley Medical Center, Series B, 1.15%, 7/1/15
                 (a)...........................................................            200,000
     200,000     Garden City Hospital Finance Authority, Series 96A, 1.27%,
                 9/1/26 (a)....................................................            200,000
     150,000     Gaylord Hospital Otsego Memorial Hospital, 1.21%, 12/1/26
                 (a)...........................................................            150,000
   1,335,000     Grand Rapids Water Supply System, 1.05%, 1/1/20 (a)...........          1,335,000
   1,300,000     Jackson County EDC for Thrifty Leoni Inc. Project, 1.60%,
                 12/1/14 (a)...................................................          1,300,000
     780,000     Michigan Grant Anticipation Notes, Series C, 1.125%, 9/15/08
                 (a)...........................................................            780,000
   1,250,000     Michigan HDA, Series B, 1.15% - 1.30%, 4/1/19 (a).............          1,250,000
     700,000     Michigan Job Development Authority for Wyandotte Court, 1.20%,
                 12/1/09 (a)...................................................            700,000
      50,000     Michigan Strategic Fund for Clark Retirement Community, 1.10%,
                 6/1/31 (a)....................................................             50,000
     100,000     Michigan Strategic Fund for Muskegon Village, 1.15%, 8/15/34
                 (a)...........................................................            100,000
     700,000     Michigan Strategic Fund IDR for Allen Group, Inc. Project,
                 1.10%, 11/1/25 (a)............................................            700,000
  12,600,000     St Joseph Hospital Finance Authority for Lakeland Hospital,
                 Series 02, 1.15%, 1/1/32 (a)..................................         12,600,000
                                                                                 -----------------
                                                                                        20,118,000
                                                                                 -----------------
                 MINNESOTA--10.0%
   1,990,000     Arden Hills HSG for Presbyterian Homes, 1.20%, 9/1/29 (a).....          1,990,000
   1,590,000     Beltrami County for Northwood Panelboard, 1.15%, 12/1/21
                 (a)...........................................................          1,590,000
   3,300,000     Brooklyn Center for Brookdale Corp. II Project, 1.20%, 12/1/14
                 (a)...........................................................          3,300,000
     500,000     Cohasset for Minnesota Power & Light Co., Project A, 1.15%,
                 6/1/20 (a)....................................................            500,000
   1,800,000     Cohasset for Minnesota Power & Light Co., Project B, 1.15%,
                 6/1/13 (a)....................................................          1,800,000
   1,090,000     Cohasset for Minnesota Power & Light Co., Project D, 1.15%,
                 12/1/07 (a)...................................................          1,090,000
   3,000,000     Duluth EDA for Miller Dwan Medical Center Project, 1.20%,
                 6/1/19 (a)....................................................          3,000,000
   3,665,000     Duluth Tax Revenue Bond for Lake Superior Paper, 1.15%, 9/1/10
                 (a)...........................................................          3,665,000
     270,000     Hennepin County, Series B, 1.05%, 12/1/20 (a).................            270,000
   3,170,000     Hennepin County, Series C, 1.05%, 12/1/10 (a).................          3,170,000
   1,240,000     Mankato for Bethanny Lutheran College, 1.20%, 11/1/15 (a).....          1,240,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                            VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--99.5% (CONTINUED)                           (NOTE 1)
 ---------       -----------------------------------------                           --------
                 MINNESOTA (CONTINUED)
 $   990,000     Minneapolis Convention Center, 1.10%, 12/1/18 (a).............  $         990,000
   1,475,000     Minneapolis Seven Corners, 1.15%, 11/1/31 (a).................          1,475,000
   3,000,000     Minneapolis St. Paul Airport, 1.75%, 12/6/02 (b)..............          3,000,000
     990,000     Minnesota Higher Education for St. Olaf College, Series 5H,
                 1.15%, 10/1/30 (a)............................................            990,000
   2,400,000     Minnesota Higher Education for St. Olaf College, Series 5-M1,
                 1.15%,10/1/32 (a).............................................          2,400,000
   1,388,000     New Brighton IDR for Unicare Homes, Inc. Project, 1.25%,
                 12/1/14 (a)...................................................          1,388,000
     205,000     Roseville Commercial Development for Berger Transfer &
                 Storage, 1.20%, 12/1/15 (a)...................................            205,000
   2,694,000     University of Minnesota, Intermediate Term A, 1.25%, 7/1/08
                 (a)...........................................................          2,694,000
                                                                                 -----------------
                                                                                        34,757,000
                                                                                 -----------------
                 MISSOURI--0.1%
     285,000     Platte County IDR for Platte Care Facility, 1.55%, 10/1/10
                 (a)...........................................................            285,000
                                                                                 -----------------
                 NEBRASKA--0.1%
     390,000     Buffalo County, Series 85, 1.40%, 2/1/15 (a)..................            390,000
                                                                                 -----------------
                 NEW HAMPSHIRE--1.0%
   3,555,000     New Hampshire HEFA for Exeter Hospital, Series B, 1.40%,
                 10/1/23 (a)...................................................          3,555,000
                                                                                 -----------------
                 NEW JERSEY--3.4%
   1,500,000     Monmouth County Pooled Government Loan Program, 1.05%, 8/1/16
                 (a)...........................................................          1,500,000
     500,000     New Jersey HCF for Saint Barnabas, Series 2001A, 1.05%, 7/1/31
                 (a)...........................................................            500,000
   2,120,000     New Jersey Sports Expo Authority, Series C, 1.10%, 9/1/24
                 (a)...........................................................          2,120,000
   1,700,000     New Jersey Turnpike Authority, Series 91D, 1.00%, 1/1/18
                 (a)...........................................................          1,700,000
   2,779,000     North Brunswick Township, BAN, 2.20%, 12/12/02................          2,779,374
   3,269,532     Sparta Township, BAN, 2.60%, 1/17/03..........................          3,273,482
                                                                                 -----------------
                                                                                        11,872,856
                                                                                 -----------------
                 NEW MEXICO--0.4%
   1,380,000     Gallup Mckinley County School District #001, GO, 3.50%, 8/1/03
                 (b)...........................................................          1,398,276
                                                                                 -----------------
                 NEW YORK--7.9%
   2,200,000     Clarkstown CSD, BAN, 2.25%, 8/1/03............................          2,210,765
   5,000,000     Ithaca City, BAN, 2.25%, 8/8/03...............................          5,023,498
   3,000,000     Long Island Power Authority, Series 3B, 1.10%, 5/1/33 (a).....          3,000,000
   3,000,000     Middle Country CSD Centereach, TAN, 2.50%, 6/26/03............          3,014,990
   1,450,000     New York City, Series A4, 1.20, 8/1/22 (a)....................          1,450,000
   2,485,000     New York City, Series A6, 1.20%, 11/1/26 (a)..................          2,485,000
   2,000,000     New York City, Series H3, 1.10%, 8/1/23 (a)...................          2,000,000
     400,000     New York City Municipal Water Financial Authority WSR,
                 Series G, 1.10%, 6/15/24 (a)..................................            400,000
   6,000,000     South Hampton UFSD, TAN, 2.00%, 6/26/03.......................          6,015,717
   1,810,000     Yates County IDR for Keukes College, 1.15%, 9/1/20 (a)........          1,810,000
                                                                                 -----------------
                                                                                        27,409,970
                                                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                            VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--99.5% (CONTINUED)                           (NOTE 1)
 ---------       -----------------------------------------                           --------
                 NORTH CAROLINA--2.0%
 $ 1,000,000     Lenoir County PCR for Texasgulf 1.425%, 12/1/03 (a)...........  $       1,000,000
   1,000,000     North Carolina EFA for Cardinal Gibbons, 1.15%, 8/1/14 (a)....          1,000,000
   3,660,000     North Carolina EFA for Lenoir Rhyne College, 1.30%, 5/1/23
                 (a)...........................................................          3,660,000
   1,300,000     North Carolina Medical Care Community for Stanley Total Living
                 Center, 1.35%, 4/1/18 (a).....................................          1,300,000
                                                                                 -----------------
                                                                                         6,960,000
                                                                                 -----------------
                 OHIO--7.8%
     615,000     Amherst Village School District, GO, 5.00%, 12/1/02 (b).......            615,000
     400,000     Butler County Healthcare Facility for Lifesphere Project,
                 1.15%, 5/1/27 (a).............................................            400,000
   1,000,000     Cleveland Airport Systems, Series C, 1.20%, 1/1/31 (a)........          1,000,000
     200,000     Cleveland Income Tax Revenue, 1.15%, 5/15/24 (a)..............            200,000
     200,000     Clinton County Airport for Wilmington Air Park, Inc., 1.30%,
                 6/1/11 (a)....................................................            200,000
   2,800,000     Cuyahoga County EDA for Cleveland Health Education Museum,
                 1.25%, 3/1/32 (a).............................................          2,800,000
     100,000     Cuyahoga County EDA for The Cleveland Orchestra Project,
                 1.30%, 4/1/28 (a).............................................            100,000
   4,050,000     Cuyahoga County HRB for Cleveland Botanical, 1.27%, 7/1/31
                 (a)...........................................................          4,050,000
     100,000     Cuyahoga County HRB for Universal Hospital Cleveland, 1.15%,
                 1/15/29 (a)...................................................            100,000
   5,225,000     Evandale County IDR for SHV Real Estate, 1.35%, 9/1/15 (a)....          5,225,000
     750,000     Franklin County Community HSG Network, 1.21%, 12/1/20 (a).....            750,000
      50,000     Green County IDA for Fairview, 1.10%, 1/1/11 (a)..............             50,000
   2,000,000     Hamilton County HCF, Series E, 1.15%, 1/1/18 (a)..............          2,000,000
   1,450,000     Indian Hill EDA for Cincinnati Country Day School, 1.40%,
                 5/1/19 (a)....................................................          1,450,000
     200,000     Lorain County Independent Living for Elyria United Methodist,
                 1.23%, 6/1/22 (a).............................................            200,000
     680,000     Lucas County for Toledo Project, 1.25%, 10/1/05 (a)...........            680,000
   1,515,000     Middleburgh Heights Southwest General Hospital, 1.27%, 8/15/22
                 (a)...........................................................          1,515,000
     300,000     Ohio Air Quality DAR for Edison, Series C, 1.20%, 6/1/23
                 (a)...........................................................            300,000
     200,000     Ohio Air Quality DAR for PCR Toledo, 1.20%, 4/1/24 (a)........            200,000
     200,000     Ohio Air Quality DAR for PCR Cincinnati Gas & Electric, 1.15%,
                 9/1/30 (a)....................................................            200,000
     660,000     Ohio WDA PCR for Cleveland Electric, Series B, 1.15%, 8/1/20
                 (a)...........................................................            660,000
   2,200,000     Ohio WDA PCR for Toledo, 1.20%, 4/1/24 (a)....................          2,200,000
     945,000     Ottawa County HRB for Luther Home of Mercy, 1.30%, 10/1/17
                 (a)...........................................................            945,000
   1,195,000     Stark County Port Authority Healthcare for Canton School,
                 1.30%, 2/1/27 (a).............................................          1,195,000
                                                                                 -----------------
                                                                                        27,035,000
                                                                                 -----------------
                 OKLAHOMA--1.3%
     500,000     Oklahoma City Christian College Revenue Bonds, 1.75%, 7/1/15
                 (a)...........................................................            500,000
   4,000,000     Tulsa County IDA for 1st. Mortgage, Montercau, Series A,
                 1.20%, 7/1/32 (a).............................................          4,000,000
                                                                                 -----------------
                                                                                         4,500,000
                                                                                 -----------------
                 OREGON--0.1%
     500,000     Portland MFHR for South Park Block Project A, 1.20%, 12/1/11
                 (a)...........................................................            500,000
                                                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                            VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--99.5% (CONTINUED)                           (NOTE 1)
 ---------       -----------------------------------------                           --------
                 PENNSYLVANIA--8.6%
 $ 3,750,000     Allegheny HDA for Health Care Dialysis Clinic, 1.15%, 12/1/19
                 (a)...........................................................  $       3,750,000
     700,000     Allegheny HDA for Presbyterian University Hospital,
                 Series B3, 1.20%, 3/1/18 (a)..................................            700,000
      35,000     Berks County IDR for Visiting Nurse Assoc., Series A, 1.55%,
                 12/1/15 (a)...................................................             35,000
     200,000     Blair County IDR for Village of Penn State, Series C,1.15%,
                 1/1/11 (a)....................................................            200,000
   3,500,000     Chester County IDA for Archiocese of Philadelphia, 1.20%,
                 7/1/31 (a)....................................................          3,500,000
     100,000     Cumberland County, Series 2000, 1.28%, 5/1/20 (a).............            100,000
     470,000     Dallastown Area School District, 1.25%, 2/1/18 (a)............            470,000
   1,650,000     Delaware County IDR for Sun, Inc., 1.20%, 11/1/33 (a).........          1,650,000
   1,200,000     Lancaster County HRB for Brethren Village, 1.25%, 6/15/20
                 (a)...........................................................          1,200,000
   1,800,000     Lebanon County HCF for ECC Retirement Village, 1.25%, 10/15/25
                 (a)...........................................................          1,800,000
   2,000,000     Montgomery County Higher Education William Pennsylvania
                 Charter, 1.32%, 9/15/31 (a)...................................          2,000,000
   2,800,000     Montgomery County Kingswood Apartments Project, Series A,
                 1.10%, 8/15/31 (a)............................................          2,800,000
   1,400,000     Philadelphia IDA for Performing Arts Center Project, 1.15%,
                 6/1/25 (a)....................................................          1,400,000
     600,000     Philadelphia IDR for Interim House West Project, 1.40%, 9/1/26
                 (a)...........................................................            600,000
   1,545,000     Philadelphia Redvelopment Authority Multifamily Courts
                 Project, 1.35%, 6/1/25 (a)....................................          1,545,000
     900,000     Quakertown General Authority Pooled Financing Program,
                 Series A, 1.20%, 6/1/28 (a)...................................            900,000
     400,000     Quakertown Hospital Authority, HPS Group, 1.20%, 7/1/05 (a)...            400,000
     500,000     Schuylkill County IDA for Gilberton Power Project, 1.15%,
                 12/1/02 (a)...................................................            500,000
     850,000     Scranton-Lackawanna Health & Welfare Authority for Univ. of
                 Scranton, RAW, 1.80%, 5/1/18 (b)..............................            850,000
     800,000     Univ. of Pittsburgh of the Commonwealth System of Higher
                 Education, Series B, 1.25%, 9/15/29 (a).......................            800,000
   4,300,000     Wilkins Area IDA for Fairview Extended Services Care, 1.15%,
                 1/1/21 (a)....................................................          4,300,000
     400,000     York County, Series A, 1.30%, 9/1/26 (a)......................            400,000
                                                                                 -----------------
                                                                                        29,900,000
                                                                                 -----------------
                 PUERTO RICO--0.8%
   1,100,000     Puerto Rico Government Development Bank, 1.02%, 12/1/15 (a)...          1,100,000
   1,530,000     Puerto Rico Highway & Transportation Authority, Series A,
                 1.05%, 7/1/28 (a).............................................          1,530,000
                                                                                 -----------------
                                                                                         2,630,000
                                                                                 -----------------
                 SOUTH CAROLINA--2.0%
   5,000,000     Piedmont Muni Power Agency for South Carolina Electric,
                 Series B, 1.15%, 1/1/18 (a)...................................          5,000,000
   2,125,000     South Carolina Jobs EDA for Wuref Development Project,
                 Series A, 1.30%, 7/1/33 (a)...................................          2,125,000
                                                                                 -----------------
                                                                                         7,125,000
                                                                                 -----------------
                 TENNESSEE--3.5%
     695,000     Chattanooga IDA for Baylor School Project, 1.15%, 11/1/16
                 (a)...........................................................            695,000
   3,300,000     Hamilton County Trade Center Hotel, 1.35%, 9/1/16 (a).........          3,300,000
   4,000,000     Knox County Health, Education & Housing for Student Housing
                 LLC Project, 1.30%, 9/1/34 (a)................................          4,000,000
   1,970,000     Metropolitan Government Nashville & Davidson County IDA for
                 YMCA Project, 1.15%, 12/1/18 (a)..............................          1,970,000
   2,275,000     Montgomery County Public Building Pooled Financing Authority,
                 1.15%, 11/1/27 (a)............................................          2,275,000
                                                                                 -----------------
                                                                                        12,240,000
                                                                                 -----------------
                 TEXAS--8.4%
     945,000     Cleburne WSR, GO, 4.00%, 2/15/03 (b)..........................            948,900
   2,300,000     Grapevine IDC for American Airlines, Series A-4, 1.20%,
                 12/1/24 (a)...................................................          2,300,000
   1,210,000     Mckinney, GO, 3.50%, 8/15/03 (b)..............................          1,226,412

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                            VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--99.5% (CONTINUED)                           (NOTE 1)
 ---------       -----------------------------------------                           --------
                 TEXAS (CONTINUED)
 $10,342,000     Texas Association of School Boards COP, Series A, TAN, 2.50%,
                 8/29/03.......................................................  $      10,419,062
  14,000,000     Texas, TRAN, Series A, 1.39% - 2.75%, 8/29/03.................         14,138,876
                                                                                 -----------------
                                                                                        29,033,250
                                                                                 -----------------
                 UTAH--0.6%
   2,000,000     Utah Transit Authority Sales Tax Revenue, Series B, 1.15%,
                 9/1/32 (a)....................................................          2,000,000
                                                                                 -----------------
                 VIRGINIA--1.8%
     450,000     Albemarle County IDA for Univ. Health Services, Univ. of
                 Virginia, 1.30%, 10/1/22 (a)..................................            450,000
     590,000     Alexandria IDA, Pooled Loan Project, Series A, 1.15%, 7/1/26
                 (a)...........................................................            590,000
     425,000     Arlington County for Ballston Public Parking, 1.20%, 8/1/17
                 (a)...........................................................            425,000
     625,000     Chesapeake Hospital Authority IDA for Chesapeake General
                 Hospital, Series B, 1.20%, 7/1/31 (a).........................            625,000
     100,000     Clarke County IDA for Winchester Medical Center, 1.35%, 1/1/30
                 (a)...........................................................            100,000
     785,000     Hampton County MHR for Shoreline Apartments, 1.15%, 12/1/19
                 (a)...........................................................            785,000
   1,135,000     Henrico County Public Improvement, GO, 3.00%, 4/1/03 (b)......          1,140,406
     940,000     Henrico County IDA Health Facility for Hermitage, 1.15%,
                 8/1/23 (a)....................................................            940,000
     205,000     Loudoun County IDA for Falcons Landing, 1.15%, 11/1/28 (a)....            205,000
     150,000     Lynchburg IDA VHA for Mid Atlantic Cap, Series B, 1.20%,
                 12/1/25 (a)...................................................            150,000
     500,000     Norfolk IDR Hospital Facilities for Children's Hospital
                 Project, 1.15%, 6/1/20 (a)....................................            500,000
     320,000     Richmond IDA for Ninth & Cary Assoc., 1.35%, 9/1/10 (a).......            320,000
      90,000     Roanoke County IDA for Friendship Manor, 1.30%, 8/1/13 (a)....             90,000
                                                                                 -----------------
                                                                                         6,320,406
                                                                                 -----------------
                 WASHINGTON--0.4%
   1,350,000     Tacoma Metropolitan Park District GO, 4.00%, 12/1/02 (b)......          1,350,000
                                                                                 -----------------

                 TOTAL INVESTMENTS (COST $345,616,133)...............      99.5%       345,616,133
                 OTHER ASSETS, LESS LIABILITIES......................       0.5          1,901,982
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     347,518,115
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                 TO THE NET ASSETS OF EACH CLASS:
                 316,515,820 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 15,289,325 SHARES CLASS TREASURER'S TRUST.....................              $1.00
                                                                                 =================
                 15,712,970 SHARES CLASS 25....................................              $1.00
                                                                                 =================

-----------------

(a) The interest rates, as reported on November 30, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

                          SECURITY TYPE ABBREVIATIONS


 BAN     --   Bond Anticipation Notes
 COP     --   Certificate of Participation
 DAR     --   Development Authority Revenue Bonds
 DFA     --   Development Finance Authority Revenue Bonds
 EDA     --   Economic Development Authority Revenue Bonds
 EDC     --   Economic Development Corporation
 EFA     --   Educational Facilities Authority
 GO      --   General Obligation Bonds
 HCF     --   Health Care Facility Financing Authority
 HEFA    --   Health & Education Facilities Authority
 HDA     --   Housing Development Authority
 HFA     --   Housing Finance Authority
 HFAR    --   Health Facilities Authority Revenue Bonds
 HFDC    --   Health Facilities Development Corporation
 HFR     --   Health Facilities Revenue Bonds
 HRB     --   Hospital Revenue Bonds
 IDA     --   Industrial Development Authority Revenue Bonds
 IDC     --   Industrial Development Corporation Revenue Bonds
 IDR     --   Industrial Development Agency Revenue Bonds
 PFA     --   Public Finance Authority
 MHR     --   Multi-family Housing Revenue Bonds
 MTA     --   Metropolitan Transportation Authority
 PCR     --   Pollution Control Revenue Bonds
 RAW     --   Revenue Anticipation Warrants
 STRB    --   Sales Tax Revenue Bonds
 TAN     --   Tax Anticipation Notes
 TFA     --   Transportation Finance Authority Highway Revenue Bonds
 TRAN    --   Tax & Revenue Anticipation Notes
 UFSD    --   Union Free School District
 URAB    --   Urban Renewal Authority Bonds
 VHA     --   Voluntary Hospital of America
 WDA     --   Water Development Authority
 WSR     --   Water & Sewer Revenue Bonds


                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                            VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--99.2%                                       (NOTE 1)
  ---------      -----------------------------                                       --------
 $ 3,600,000     Arlington CSD, BAN, 2.50%, 6/20/03............................  $       3,615,504
   4,800,000     Babylon IDR for Ogden Martin, 1.15%, 1/1/19(a)................          4,800,000
   2,170,000     Bleecker HDC Terrace Apt. Project S85, 1.25%, 7/1/15(a).......          2,170,000
   4,250,000     Chemung County IDA for Civic Arnot Ogden Medical Center,
                 1.15%, 3/1/19(a)..............................................          4,250,000
   4,400,000     Clarkstown CSD, TAN, 2.25%, 6/27/03...........................          4,418,492
   5,275,000     Cortland County, BAN, 2.20%, 3/7/03...........................          5,283,370
   3,900,000     East Williston School District, TAN, 2.50%, 6/26/03...........          3,919,354
   4,340,000     Fairport CSD, RAN, 2.375%, 6/19/03............................          4,354,055
   1,000,000     Glens Falls IDA for Broad Street Professional Center Project,
                 1.15%, 8/1/05(a)..............................................          1,000,000
   1,330,000     Great Neck North Water Authority, WSR, 1.20%, 1/1/20(a).......          1,330,000
   2,800,000     Guilderland IDA for Easten Industrial Park, 1.10%,
                 12/1/08(a)....................................................          2,800,000
   4,000,000     Ithaca City, BAN, 2.25%, 8/8/03...............................          4,018,798
   2,000,000     Jay Street Development Corp., Series A1, 1.10%, 5/1/22(a).....          2,000,000
   3,500,000     Jay Street Development Corp., Series A3, 1.05%, 5/1/21(a).....          3,500,000
   4,610,000     Katonah-Lewisboro UFSD, BAN, 2.50%, 7/25/03...................          4,637,455
  17,650,000     Long Island Power Authority, Series 1A, 2A, and 2C, 1.10% -
                 1.20%, 5/1/33(a)..............................................         17,650,000
   6,700,000     Long Island Power Authority, Series 7B, 1.10%, 4/1/25(a)......          6,700,000
   2,000,000     Middle Country CSD Centereach, TAN, 2.50%, 6/26/03............          2,009,994
   3,545,000     Monroe County Public Improvement GO, 2.50%, 3/1/03(b).........          3,553,336
   3,000,000     New York City, Series A4, 1.15%, 8/1/15(a)....................          3,000,000
   6,800,000     New York City, Series A4, 1.20,8/1/22(a)......................          6,800,000
   2,450,000     New York City, Series A4, 1.20%, 8/1/23(a)....................          2,450,000
   5,000,000     New York City, Series A6, 1.20%, 11/1/26(a)...................          5,000,000
   2,600,000     New York City, Series A8, 1.05%, 11/1/23(a)...................          2,600,000
     600,000     New York City, Series A8, 1.15%, 8/1/18(a)....................            600,000
   1,000,000     New York City, Series B, 1.15%, 10/1/22(a)....................          1,000,000
   2,220,000     New York City, Series B5, 1.15,8/15/09(a).....................          2,220,000
   3,045,000     New York City, Series B8, 1.125%, 8/15/24(a)..................          3,045,000
   5,900,000     New York City, Series D, 1.15%, 2/1/20(a).....................          5,900,000
   2,050,000     New York City, Series D, 1.10%, 2/1/22(a).....................          2,050,000
   2,900,000     New York City, Series E4, 1.15%, 8/1/21(a)....................          2,900,000
   3,600,000     New York City, Series F4, 1.125%, 2/15/20(a)..................          3,600,000
   2,000,000     New York City, Series F5, 1.125%, 2/15/16(a)..................          2,000,000
     200,000     New York City, Series F6, 1.10%, 2/15/18(a)...................            200,000
     600,000     New York City, Series H3, 1.10%, 8/1/22(a)....................            600,000
   1,100,000     New York City, Series H3, 1.10%, 8/1/23(a)....................          1,100,000
   2,400,000     New York City HDC for Upper Fifth Avenue Project, Series A,
                 1.30%, 1/1/16(a)..............................................          2,400,000
   1,000,000     New York City IDA for Abraham Joshua Heschel Project, 1.15%,
                 4/1/32(a).....................................................          1,000,000
   4,500,000     New York City IDA for Childrens Onocology Society, 1.10%,
                 5/1/21(a).....................................................          4,500,000
   4,400,000     New York City IDA for Union Foundation, 1.15%, 6/1/12(a)......          4,400,000
   1,500,000     New York City IDR for Stroheim & Romann Inc. Project, 1.20%,
                 12/1/15(a)....................................................          1,500,000
   3,000,000     New York City Municipal Water Financial Authority WSR, 1.20%,
                 6/15/25(a)....................................................          3,000,000
   3,000,000     New York City Municipal Water Financial Authority WSR,
                 Series G, 1.10%, 6/15/24(a)...................................          3,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                            VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS (CONTINUED)                                  (NOTE 1)
 ---------       ----------------------------------                                  --------
 $ 1,000,000     New York State Dormitory Authority for Oxford University
                 Press, 1.10%, 7/1/25(a).......................................  $       1,000,000
   1,700,000     New York State Dormitory Authority for Public Library, 1.10%,
                 7/1/28(a).....................................................          1,700,000
     700,000     New York State PCR for NY Electric and Gas, Series B, 1.15%,
                 2/1/29(a).....................................................            700,000
   1,000,000     New York State PCR for Niagara Mohawk Power, Series A, 1.35%,
                 7/1/15(a).....................................................          1,000,000
   1,980,000     New York State HFA for Normandie Project, Series I, 1.05%,
                 5/15/15(a)....................................................          1,980,000
   5,000,000     New York State HFA for Related Liberty View, Series A, 1.10%,
                 11/15/19(a)...................................................          5,000,000
   5,600,000     New York State Local Government Assistance Corp., Series A,
                 1.10%, 4/1/22(a)..............................................          5,600,000
   5,900,000     New York State Local Government Assistance Corp., Series B,
                 1.05%, 4/1/23(a)..............................................          5,900,000
  10,540,000     New York State Local Government Assistance Corp., Series B, C,
                 D and E, 1.05% - 1.10%, 4/1/25(a).............................         10,540,000
   1,200,000     Onondaga County IDR for McLane Co. Project, 1.75%,
                 11/1/04(a)....................................................          1,200,000
   4,000,000     Pearl River UFSD, TAN, 2.25%, 6/26/03.........................          4,014,443
   5,000,000     Rochester, BAN, 2.50%, 3/5/03.................................          5,011,906
   4,270,000     Sachem CSD, BAN, 2.375%, 7/23/03..............................          4,292,679
   4,300,000     South Hampton UFSD, TAN, 2.00%, 6/26/03.......................          4,311,264
   4,085,000     Tompkins County, BAN, 2.25%, 3/14/03..........................          4,092,066
   8,700,000     Triborough Bridge and Tunnel Authority, Series A and B,
                 1.125%, 1/1/31(a).............................................          8,700,000
   1,479,000     Webster Town, BAN, 2.50%, 2/13/03.............................          1,481,385
   4,681,965     Webutuck CSD, BAN, 2.625%, 12/18/02...........................          4,683,627
   1,400,000     West Hampton Beach, BAN, 2.50%, 2/13/03.......................          1,402,339
     200,000     Westchester County IDA for Hebrew Hospital, Series B, 1.20%,
                 7/1/10(a).....................................................            200,000
   1,255,000     Yates County IDR for Keukes College, 1.15%, 9/1/20(a).........          1,255,000
   8,600,000     Yonkers IDR for Civic Consumers Union Facility, 1.10%, 7/1/19,
                 7/1/21, 7/1/24(a).............................................          8,600,000
                                                                                 -----------------

                 TOTAL INVESTMENTS (COST $229,540,067)...............      99.2%       229,540,067
                 OTHER ASSETS, LESS LIABILITIES......................       0.8          1,797,620
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     231,337,687
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 231,337,687 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                            VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--97.8%                                       (NOTE 1)
  ---------      -----------------------------                                       --------
                 CALIFORNIA--97.2%
 $  585,000      Alameda Contra Costa Capital Improvements, Series A, 1.15%,
                 6/1/22(a).....................................................  $         585,000
    585,000      Alameda Contra Costa Capital Improvements, Series F, 1.20%,
                 8/1/23(a).....................................................            585,000
  2,300,000      Alameda Contra Costa Capital Improvements, Series H, 1.10%,
                 11/1/14(a)....................................................          2,300,000
  1,000,000      Anaheim UFSD for Facilities Building Funding, 1.10%,
                 9/1/13(a).....................................................          1,000,000
  2,000,000      Berkeley, TAN, 3.00%, 12/5/02.................................          2,000,177
  4,700,000      California, RAN, 2.50%, 6/20/03...............................          4,723,709
    300,000      California CDA for Continuing Care, 1.05%, 11/15/28(a)........            300,000
  3,000,000      California CDA for Early Education, 1.25%, 9/1/31(a)..........          3,000,000
  3,925,000      California CDA for Mental Health Services, 1.10%,
                 10/1/26(a)....................................................          3,925,000
  2,400,000      California CDA for Northern California Retirement Community,
                 1.00%, 6/1/26(a)..............................................          2,400,000
  3,300,000      California EFA for Loyola Marymount University, 1.15%,
                 10/1/27(a)....................................................          3,300,000
  4,000,000      California Infrastructure for the Salvation Army, 1.35%,
                 5/6/03........................................................          4,000,000
  4,000,000      California School Cash Reserve Program Authority, RAN, 3.00%,
                 7/3/03........................................................          4,030,532
  1,170,000      California School COP for Capital Improvements, Series C,
                 1.00%, 7/1/22(a)..............................................          1,170,000
  1,000,000      California Transit Finance Authority, Series 97, 1.10%,
                 10/1/27(a)....................................................          1,000,000
    500,000      Carlsbad UFSD COP for School Facility Bridge Funding, 1.10%,
                 9/1/14(a).....................................................            500,000
  2,000,000      Chula Vista MHR for Terra Nova Association, Series A, 1.05%,
                 3/1/05(a).....................................................          2,000,000
  1,300,000      Contra Costa County MHR for Delta Square Apts. Project H,
                 1.05%, 10/15/29(a)............................................          1,300,000
    500,000      Elsinore Valley, COP for Water District, Series A, 1.05%,
                 7/1/29(a).....................................................            500,000
  2,500,000      Fremont COP for Family Resource Center, 1.10%, 8/1/28,
                 8/1/30(a).....................................................          2,500,000
  2,000,000      Fresno Sewer & Water, Series A, 1.05, 9/1/25(a)...............          2,000,000
  2,000,000      Hemet MHR for Sunwest Retirement Series 99A, 1.10%,
                 1/1/25(a).....................................................          2,000,000
  2,255,000      Irvine Assessment, District 89-10, 1.15%, 9/2/15(a)...........          2,255,000
    600,000      Irvine Assessment, District 94-13, 1.15%, 9/2/22(a)...........            600,000
  1,331,000      Irvine Assessment, District 97-17, 1.15%, 9/2/23(a)...........          1,331,000
    900,000      Irvine Assessment, Series A, 1.00%, 9/2/26(a).................            900,000
  1,300,000      Irvine Ranch Water District, 1.15%, 8/1/16(a).................          1,300,000
    815,000      Irvine Ranch Water District, Orange County, Series85, 1.00%,
                 10/1/05(a)....................................................            815,000
    500,000      Irvine Ranch Water District, Series B, 1.10%, 8/1/09(a).......            500,000
  1,100,000      Kern County COP, Series 86A, 1.05%, 8/1/06(a).................          1,100,000
    900,000      Los Angeles MHR for Malibu Meadow Project, Series 91A, 1.10%,
                 4/15/28(a)....................................................            900,000
  1,200,000      Los Angeles USD for Land Acquisition Program, 1.10%,
                 12/1/21(a)....................................................          1,200,000
  3,500,000      Milpitas USD, TRAN, 3.00%, 7/1/03.............................          3,526,862
  3,100,000      Moorpark USD, TRAN, 3.00%, 7/1/03.............................          3,123,792
  5,845,000      MSR Public Power Agency for San Juan Project, Series E, 1.05%,
                 7/1/22(a).....................................................          5,845,000
  2,400,000      Orange County HDC for the Capistrano Pointe-A Project, 1.05%,
                 12/1/29(a)....................................................          2,400,000
  2,000,000      Orange County HDC for the Lakes Project, 1.05%, 12/1/06(a)....          2,000,000
  1,000,000      Rancho Water District Financing Authority, Series A, GO,
                 2.25%, 8/1/03(a)..............................................          1,005,245
  3,000,000      Redland USD, School Facility Bridge, COP, 1.10%, 9/1/34(a)....          3,000,000
  2,100,000      Riverside County Community Facilities District #88-4, 1.10%,
                 9/1/14(a).....................................................          2,100,000
  1,200,000      Riverside County Housing Authority for Emirtus Park, 1.00%,
                 7/15/18(a)....................................................          1,200,000
  2,450,000      Riverside County USD, School Facility Bridge COP, 1.10%,
                 9/1/11(a).....................................................          2,450,000
  1,000,000      Sacramento County, MHR, Series A, 1.10%, 4/1/26(a)............          1,000,000
  5,000,000      Sacramento County, Sanitation District Financing Authority,
                 1.05%, 12/1/30(a).............................................          5,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                            VALUE
  AMOUNT         TAX-EXEMPT OBLIGATIONS (CONTINUED)                                 (NOTE 1)
 ---------       ----------------------------------                                 --------
                 CALIFORNIA (CONTINUED)
 $1,000,000      San Diego County School District, TRAN, 3.00%, 7/31/03........  $       1,010,094
  4,000,000      San Francisco Community Facilities for District 4, 1.10%,
                 8/1/31(a).....................................................          4,000,000
  1,600,000      San Leandro MHR, 1.00%, 7/15/18...............................          1,600,000
  2,700,000      San Francisco MHR for Filmore Center, Series B, 1.17%,
                 12/1/17(a)....................................................          2,700,000
  3,700,000      Santa Barbara County School Finance Authority, TRAN, 3.00%,
                 6/30/03.......................................................          3,728,262
  1,000,000      Upland MHR for Northwoods, 1.15%, 2/15/30(a)..................          1,000,000
    500,000      Wateruse Finance Authority, 1.10%, 5/1/28(a)..................            500,000
  1,600,000      West Basin for Recycled Water Project, Series C, 1.15%,
                 8/1/27(a).....................................................          1,600,000
  3,000,000      Yuba Community College, TRAN, 2.50%, 10/15/03.................          3,028,244
                                                                                 -----------------
                                                                                       107,837,917
                                                                                 -----------------
                 PUERTO RICO--0.6%
    700,000      Puerto Rico Highway, Series A, 1.05%, 7/1/28(a)...............            700,000
                                                                                 -----------------

                 TOTAL INVESTMENTS (COST $108,537,917)...............      97.8%       108,537,917
                 OTHER ASSETS, LESS LIABILITIES......................       2.2          2,398,716
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     110,936,633
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 110,936,633 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                           VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--91.7%                                       (NOTE 1)
  ---------      -----------------------------                                       --------
                 CONNECTICUT--88.4%
 $1,815,000      Connecticut, Series A, prefunded 3/15/02 @102, 5.70%,
                 3/15/11.......................................................  $      1,873,448
  3,200,000      Connecticut, GO, Series 1A, 1.20%, 2/15/21(a).................         3,200,000
  2,800,000      Connecticut, Series 97B, 1.20%, 5/15/14(a)....................         2,800,000
  1,400,000      Connecticut Development Authority IDR for Allen Group, Inc.,
                 1.70%, 2/1/13(a)..............................................         1,400,000
    500,000      Connecticut Development Authority Independent Living Project,
                 1.10%, 7/1/15(a)..............................................           500,000
  2,900,000      Connecticut HEFA for Hotchkiss School, Series A, 1.10%,
                 7/1/30(a).....................................................         2,900,000
    100,000      Connecticut HEFA for Marvelwood School, Series A, 1.23%,
                 7/1/30(a).....................................................           100,000
    400,000      Connecticut HEFA for Middlesex Hospital, 1.23%, 7/1/26(a).....           400,000
  1,100,000      Connecticut HEFA for Pomfret School Issue, Series A, 1.15%,
                 7/1/24(a).....................................................         1,100,000
  2,700,000      Connecticut HEFA for Raphael Hospital, Series J, 1.09%,
                 7/1/22(a).....................................................         2,700,000
    700,000      Connecticut HEFA for Stamford Hospital, 1.04%, 7/1/24(a)......           700,000
  1,700,000      Connecticut HEFA for Summerwood University Park, Series A,
                 1.09%, 7/1/30(a)..............................................         1,700,000
    150,000      Connecticut HEFA for United Methodist, 1.23%, 7/1/31(a).......           150,000
    400,000      Connecticut HEFA for Yale University, Series T-2, 1.20%,
                 7/1/29(a).....................................................           400,000
    615,000      Connecticut HEFA for Yale University, Series U and U-2, 1.05%,
                 7/1/33(a).....................................................           615,000
    700,000      Connecticut HEFA for Yale University, Series V-2, 1.20%,
                 7/1/36(a).....................................................           700,000
    300,000      Connecticut HFA, Program Mortgage, Series G, 1.10%,
                 5/15/18(a)....................................................           300,000
  1,700,000      Connecticut Special Tax Obligation for Transportation
                 Infrastructure, 1.15%, 9/1/20(a)..............................         1,700,000
  1,100,000      Glastonbury, BAN, 2.00%, 3/4/03...............................         1,101,365
  1,700,000      Hartford County Redev. Agency MHR for Underwood Towers
                 Project, 1.10%, 6/1/20(a).....................................         1,700,000
  1,000,000      Monroe, BAN, 1.85%, 12/18/02..................................         1,000,086
  1,740,000      New Canaan Housing Authority for Village at Waveny Care
                 Center, 1.05%, 1/1/22(a)......................................         1,740,000
    500,000      North Canaan Housing Authority for Geer Woods Project, 1.23%,
                 8/1/31(a).....................................................           500,000
    400,000      Shelton County HFA for Crosby Commons Project, 1.28%,
                 1/1/31(a).....................................................           400,000
    215,000      Stafford, GO, 3.00%, 8/1/03...................................           217,396
    500,000      West Haven, GO, Series 99, 4.00%, 2/1/03(b)...................           502,107
  1,000,000      Weston, GO, 2.25%, 8/1/03.....................................         1,005,773
    900,000      Westport, BAN, 2.25%, 12/11/02................................           900,076
                                                                                 ----------------
                                                                                       32,305,251
                                                                                 ----------------
                 PUERTO RICO--3.3%
    400,000      Puerto Rico Government Development Bank, 1.02%, 12/1/15(a)....           400,000
    800,000      Puerto Rico Highway Series A, 1.05%, 7/1/28(a)................           800,000
                                                                                 ----------------
                                                                                        1,200,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $33,505,251)................      91.7% $     33,505,251
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2002 (UNAUDITED)

                 ASSETS
                 Investments in securities, at value (Cost $33,505,251)........  $     33,505,251
                 Cash..........................................................         2,920,602
                 Interest Receivable...........................................           121,597
                                                                                 ----------------
                 Total Assets..................................................        36,547,450
                                                                                 ----------------
                 NET ASSETS....................................................  $     36,547,450
                                                                                 ================
                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 36,547,450 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                           VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--100.9%                                      (NOTE 1)
  ---------      ------------------------------                                      --------
                 ARIZONA--1.4%
 $  500,000      Apache County IDA for Tucson Electric, 1.20%, 12/1/20(a)......  $        500,000
                                                                                 ----------------
                 FLORIDA--75.0%
  1,500,000      Brevard County School District, TAN, 2.25%, 6/30/03...........         1,507,099
  1,700,000      Citrus Park Community Development for Capital Improvement,
                 1.11%, 11/1/16(a).............................................         1,700,000
    340,000      Dade County Fixed Copy Asset, 1.30%, 10/1/10(a)...............           340,000
    505,000      Dade County IDA for Aviation Authority Facilities,
                 Series 84A, 1.11%, 10/1/09(a).................................           505,000
  1,625,000      Dade County IDA for Dolphins Stadium, Project C, 1.10%,
                 1/1/16(a).....................................................         1,625,000
  1,720,000      Florida Board of Education Series C, RAW, prefunded 6/1/03
                 @101, 5.75%, 6/1/13...........................................         1,773,896
    175,000      Florida Department of Environmental Preservation, RAW, 6.00%,
                 7/1/03(b).....................................................           179,388
    800,000      Florida Housing Finance Corp for Reflections, Series 5, 1.15%,
                 7/1/31(b).....................................................           800,000
  1,800,000      Florida HFA for Kings Colony, 1.25%, 8/1/06(a)................         1,800,000
    700,000      Florida HFA for River Oaks, Series 85TT, 1.15%, 12/1/29(a)....           700,000
    125,000      Gulf Breeze Local Government Loan Program, Series 85C, 1.20%,
                 12/1/15(a)....................................................           125,000
    200,000      Jacksonville PCR for Florida Power & Light, Series 95, 1.30%,
                 5/1/29(a).....................................................           200,000
  1,800,000      Lee County IDA HFA for Cypress Cove Healthpark, Series B,
                 1.25%, 10/1/07(a).............................................         1,800,000
  1,500,000      Lee County IDA for Bonita Community Health Services,
                 Series A, 1.21%, 12/1/29(a)...................................         1,500,000
    600,000      Manatee County PRC for Florida Power & Light, 1.20%,
                 9/1/24(a).....................................................           600,000
  1,300,000      Miami Dade County School District, TAN, 2.75%, 6/26/03........         1,308,960
    405,000      Miami County GO, 5.40%, 12/1/02(b)............................           405,000
    900,000      Orange County IDA for Adventist Health Care, 1.25%,
                 11/15/14(a)...................................................           900,000
    200,000      Orange County School Board COP, Series B, 1.10%, 8/01/25(a)...           200,000
  1,000,000      Palm Beach County Norton Gallery School of Art, 1.20%,
                 5/1/30(a).....................................................         1,000,000
  1,000,000      Palm Beach County for Raymond F Kravis Center Project, 1.10%,
                 7/01/32(a)....................................................         1,000,000
    100,000      Pinellas County Health Care Facility, 1.27%, 11/1/15(a).......           100,000
    400,000      Pinellas County Pooled Hospital Program, Series 85, 1.15%,
                 12/1/15(a)....................................................           400,000
    100,000      Polk County IDR for Convention Center, 1.80%, 1/1/11(a).......           100,000
  1,800,000      Port Orange Palmer College Project, 1.20%, 10/1/32(a).........         1,800,000
    900,000      Putam County PCR for Florida Power & Light, 1.20%,
                 9/1/24(a).....................................................           900,000
    200,000      Saint Lucie County IDR for Convalescent Centers, 1.80%,
                 1/1/11(a).....................................................           200,000
    100,000      Sarasota County HFF for Bay Village, 1.20%, 12/1/23(a)........           100,000
    400,000      Seminole County IDA HFF for Florida Living Nursing, 1.25%,
                 2/1/11(a).....................................................           400,000
    400,000      University North Florida Capital Improvements Project, 1.30%,
                 11/1/24(a)....................................................           400,000
    750,000      Volusia County HEFA for South West Volusia Health, 1.27%,
                 11/15/23(a)...................................................           750,000
    970,000      Volusia County IDR for Easter Seal Society of Volusia, 1.37%,
                 9/1/21(a).....................................................           970,000
                                                                                 ----------------
                                                                                       26,089,343
                                                                                 ----------------
                 ILLINOIS--4.0%
  1,405,000      Streamwood IDA for Olde Church Centre Project, 1.65%,
                 12/1/14(a)....................................................         1,405,000
                                                                                 ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

  PRINCIPAL                                                                           VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS (CONTINUED)                                  (NOTE 1)
  ---------      ----------------------------------                                  --------
                 NEW YORK--14.7%
 $1,800,000      Long Island Power Authority, Series 2B-3B, 1.10% - 1.20%,
                 5/1/33(a).....................................................  $      1,800,000
  1,000,000      New York City GO, Series A4, 1.20%, 8/1/22(a).................         1,000,000
  1,200,000      New York City GO, Series A7, 1.10%, 8/1/20(a).................         1,200,000
    100,000      New York City GO, Series E3, 1.10%, 8/1/23(a).................           100,000
    700,000      New York City Water Financial Authority WSR, Series A, 1.20%,
                 6/15/25(a)....................................................           700,000
    300,000      New York City Water Financial Authority WSR, Series G, 1.10%,
                 6/15/24(a)....................................................           300,000
                                                                                 ----------------
                                                                                        5,100,000
                                                                                 ----------------
                 PENNSYLVANIA--2.0%
    700,000      Delaware Valley Local Government Revenue Bonds, Series 85D,
                 1.15%, 12/1/20(a).............................................           700,000
                                                                                 ----------------
                 SOUTH CAROLINA--2.9%
  1,000,000      South Carolina Jobs EDA for Wuref Development Project,
                 Series A, 1.30%, 7/1/33(a)....................................         1,000,000
                                                                                 ----------------
                 TEXAS--0.9%
    300,000      Grapevine IDC for American Airlines, Series A-3, 1.20%,
                 12/1/24(a)....................................................           300,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $35,094,343)................     100.9%       35,094,343
                 LIABILITIES, LESS OTHER ASSETS......................      (0.9)         (322,649)
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     34,771,694
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 34,771,694 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                           VALUE
   AMOUNT        TAX-EXEMPT OLIGATIONS--95.6%                                        (NOTE 1)
  ---------      ----------------------------                                        --------
 $  800,000      Andover, GO, 4.00%, 12/15/02(b)...............................  $        800,368
    500,000      Boston WSR, Series A, 1.15%, 11/1/24(a).......................           500,000
    800,000      Edgartown, BAN, 2.50%, 8/01/03................................           805,223
    700,000      Groton Dunstable, BAN, 2.25%, 12/20/02(b).....................           700,099
    400,000      Massachusetts, GO Series B, 1.10%, 9/1/16(a)..................           400,000
  1,870,000      Massachusetts DFA for Bedford Notre Dame Health Care, 1.16%,
                 10/1/29(a)....................................................         1,870,000
    100,000      Massachusetts DFA for New Bedford Whaling Museum, 1.20%,
                 9/1/29(a).....................................................           100,000
  1,055,000      Massachusetts DFA for Smith College, 1.15%, 7/1/24(a).........         1,055,000
  1,200,000      Massachusetts DFA IDR for Ocean Spray Cranberries, 1.25%,
                 10/15/11(a)...................................................         1,200,000
    265,000      Massachusetts HEFA for Becker, Series A-2, 1.20%, 7/1/09(a)...           265,000
    200,000      Massachusetts HEFA for Boston University, Series 85, 1.10%,
                 12/1/29(a)....................................................           200,000
    300,000      Massachusetts HEFA for Brigham & Women's Hospital, 1.125%,
                 7/1/17(a).....................................................           300,000
    100,000      Massachusetts HEFA for Cap Asset Program, Series D, 1.15%,
                 1/1/35(a).....................................................           100,000
  1,100,000      Massachusetts HEFA for Cap Asset Program, Series E, 1.20%,
                 1/1/35(a).....................................................         1,100,000
    200,000      Massachusetts HEFA for Cap Asset Program, Series G-1, 1.05%,
                 1/1/19(a).....................................................           200,000
    200,000      Massachusetts HEFA for Falmouth Assisted Living, Series A,
                 1.20%, 11/1/26(a).............................................           200,000
    800,000      Massachusetts HEFA for Harvard University, Series Y, 1.05%,
                 7/1/35(a).....................................................           800,000
    400,000      Massachusetts HEFA for Partners Health Systems, Series P-2,
                 1.125%, 7/1/27(a).............................................           400,000
  1,200,000      Massachusetts HEFA for University of Massachusetts, Series A,
                 1.10%, 11/1/30(a).............................................         1,200,000
    700,000      Massachusetts HEFA for Wellesley College, Series E, 1.05%,
                 7/1/22(a).....................................................           700,000
    400,000      Massachusetts HEFA for Williams College, Series E, 1.15%,
                 8/1/14(a).....................................................           400,000
  1,100,000      Massachusetts HFA for Multifamily Housing, 1.10%,
                 1/15/10(a)....................................................         1,100,000
  1,050,000      Massachusetts IFA for Lowell Mills Association, Series 95,
                 1.20%, 12/1/20(a).............................................         1,050,000
    800,000      Massachusetts IFA for Southern New England School of Law,
                 1.20%, 11/01/16(a)............................................           800,000
  1,600,000      Massachusetts WRA, Series 99B, 1.05%, 8/1/28(a)...............         1,600,000
  1,100,000      Massachusetts WRA, Series B and 97A, 1.05% - 1.125%,
                 4/1/28(a).....................................................         1,100,000
  1,000,000      Massachusetts WRA, Series C, 1.125%, 8/1/37(a)................         1,000,000
  1,000,000      Massachusetts WRA, Series D, 1.10%, 8/1/17(a).................         1,000,000
  1,100,000      Massachusetts WRA, Series D, 1.125%, 11/1/26(a)...............         1,100,000
    865,000      Winchester, BAN, 2.35%, 7/2/03................................           868,808
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $22,914,498)................      95.6%       22,914,498
                 OTHER ASSETS, LESS LIABILITIES......................       4.4         1,044,649
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     23,959,147
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 23,959,147 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                           VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--92.1%                                       (NOTE 1)
  ---------      -----------------------------                                       --------
                 MICHIGAN--87.8%
 $  150,000      Bruce Township HDA for Catholic Initiatives, 1.20%,
                 5/1/18(a).....................................................  $        150,000
    625,000      Detroit EDC for Waterfront Reclamation, Series A and C, 1.15%
                 -1.30%, 5/1/09(a).............................................           625,000
     95,000      Detroit Sewage District Revenue, Series A, 1.15%, 7/1/23(a)...            95,000
    300,000      Detroit Sewage District Revenue, Series C1, 1.15%,
                 7/1/27(a).....................................................           300,000
     95,000      Detroit Sewage District Revenue, Series C2, 1.15%,
                 7/1/29(a).....................................................            95,000
    300,000      Detroit Water Supply, Series 93, 1.15%, 7/1/13(a).............           300,000
    300,000      Flint Hospital Hurley Medical Center, Series B, 1.15%,
                 7/1/15(a).....................................................           300,000
    505,000      Garden City Hospital Finance Authority, Series 96A, 1.27%,
                 9/1/26(a).....................................................           505,000
    350,000      Gaylord Hospital Otsego Memorial Hospital, 1.21%,
                 12/1/26(a)....................................................           350,000
    340,000      Grand Rapids Water Supply System, 1.05%, 1/1/20(a)............           340,000
    300,000      Green Lake EDA for Interlocken Center Arts, 1.20%,
                 6/1/27(a).....................................................           300,000
    200,000      Jackson County EDC for Thrifty Leoni Project, 1.60%,
                 12/1/14(a)....................................................           200,000
    120,000      Michigan Grant Anticipation Notes, Series C, 1.125%,
                 9/15/08(a)....................................................           120,000
    160,000      Michigan HDA, Series 2000 A, 1.25%, 12/1/16(a)................           160,000
    405,000      Michigan HDA, Series B, 1.15%, 4/1/19(a)......................           405,000
    100,000      Michigan HDA for Harbortown Ltd., Series 91, 1.425%,
                 6/1/04(a).....................................................           100,000
    500,000      Michigan HDA for Pine Ridge Ltd.,1.15%, 10/1/07(a)............           500,000
    100,000      Michigan HDA for United Jewish Foundation, 1.20%, 6/1/25(a)...           100,000
  1,015,000      Michigan HEFA for Concordia College, 1.20%, 9/1/14(a).........         1,015,000
    400,000      Michigan Hospital Finance Authority for Mt.Clemens Hospital,
                 1.15%, 8/15/15(a).............................................           400,000
    950,000      Michigan Job Development Authority for Wyanotte Court, 1.20%,
                 12/1/09(a)....................................................           950,000
    450,000      Michigan Strategic Fund for Clark Retirement Community, 1.10%,
                 6/1/31(a).....................................................           450,000
    500,000      Michigan Strategic Fund for Muskegon Village, 1.15%,
                 8/15/34(a)....................................................           500,000
    200,000      Michigan Strategic Fund IDR for Allen Group, Inc., 1.10%,
                 11/1/25(a)....................................................           200,000
    240,000      Oakland University, 1.25%, 3/1/31(a)..........................           240,000
    500,000      St Joseph Hospital Finance Authority for Lakeland Hospital
                 Series 02, 1.15%, 1/1/32(a)...................................           500,000
                                                                                 ----------------
                                                                                        9,200,000
                                                                                 ----------------
                 PUERTO RICO--4.3%
    450,000      Puerto Rico Highway & Transportation Authority, Series A,
                 1.05%, 7/1/28(a)..............................................           450,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $9,650,000).................      92.1% $      9,650,000
                                                                                 ================

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2002 (UNAUDITED)


                 ASSETS
                 Investments in securities, at value (Cost $9,650,000).........  $    9,650,000
                 Cash..........................................................         815,443
                 Interest Receivable...........................................          16,905
                                                                                 --------------
                 Total Assets..................................................      10,482,348
                                                                                 --------------
                 NET ASSETS....................................................  $   10,482,348
                                                                                 ==============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 10,482,348 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................           $1.00
                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                          VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--95.7%                                      (NOTE 1)
  ---------      -----------------------------                                      --------
                 NEW JERSEY--95.4%
 $2,600,000      Atlantic City Pooled Government Loan Program, 1.15%,
                 7/1/26(a).....................................................   $ 2,600,000
  2,600,000      Camden County Improvement Authority for Village Harvest,
                 1.15%, 7/1/29(a)..............................................     2,600,000
    700,000      Essex County, GO, 4.25%, 6/1/03(b)............................       709,523
    200,000      Essex County Improvement Authority for the Children's
                 Institute, 1.30%, 2/1/20(a)...................................       200,000
  1,700,000      Essex County Pooled Government Loan Program, 0.85%,
                 7/1/26(a).....................................................     1,700,000
  1,665,000      Hudson County, GO, New Jersey Cops, 4.00%, 12/1/02(b).........     1,665,000
  4,475,000      Jersey City Redevelopment Authority for Dixon Mills
                 Apartments, 1.15%, 5/15/30(a).................................     4,475,000
  1,415,000      Monmouth County Improvement Authority, GO, 3.00%,
                 12/1/02(b)....................................................     1,415,000
    200,000      Monmouth County Pooled Government Loan Program, 1.05%,
                 8/1/16(a).....................................................       200,000
    600,000      New Jersey EDA, Series CC, 1.20%, 12/1/09(a)..................       600,000
    745,000      New Jersey EDA for Catholic Community Services, 1.30%,
                 11/01/13(a)...................................................       745,000
  2,995,000      New Jersey EDA for Church & Dwight, 1.15%, 12/1/08(a).........     2,995,000
    590,000      New Jersey EDA for Economic Growth, Series F, 1.30%,
                 8/1/14(a).....................................................       590,000
  1,700,000      New Jersey EDA for Foreign Trade, Series 98, 1.15%,
                 12/1/07(a)....................................................     1,700,000
  2,500,000      New Jersey EDA for International Drive Partner, 0.90%,
                 9/1/05(a).....................................................     2,500,000
  2,200,000      New Jersey EDA for Presbyterian, Series C, 0.94%,
                 11/1/11(a)....................................................     2,200,000
  2,600,000      New Jersey EDA for Princeton University, Series B, 1.10%,
                 7/1/21(a).....................................................     2,600,000
  3,500,000      New Jersey EDA for RJB Associates, Economic Recovery Notes,
                 1.25%, 8/1/08(a)..............................................     3,500,000
  2,450,000      New Jersey EDA for Stolthaven Perth Amboy, 1.05%,
                 1/15/18(a)....................................................     2,450,000
    800,000      New Jersey EDA for Water Project B, 1.30%, 11/1/25(a).........       800,000
    400,000      New Jersey HCF for Hospital Capital Asset, Series C, 1.10%,
                 7/1/35(a).....................................................       400,000
    500,000      New Jersey HCF for Saint Barnabas, Series 2001A, 1.05%,
                 7/1/31(a).....................................................       500,000
  3,000,000      New Jersey HCF for Series A-3, 1.10%, 7/1/21(a)...............     3,000,000
  1,800,000      New Jersey Sports Authority Expo, Series C, 1.10%,
                 9/1/24(a).....................................................     1,800,000
  1,800,000      New Jersey Turnpike Authority, Series 91D, 1.00%, 1/1/18(a)...     1,800,000
  3,600,000      North Brunswick, BAN, 2.20%, 12/12/02.........................     3,600,485
    400,000      Readington Township Board of Education, GO, 4.00%,
                 7/15/03(b)....................................................       405,895
  1,594,670      Rumson, BAN, Series C, 2.375%, 7/30/03........................     1,603,207
  2,500,000      Sparta Township, BAN, 2.60%, 1/17/03..........................     2,503,020
  1,250,000      Watchung, BAN, 2.625%, 12/5/02................................     1,250,063
    300,000      Woodbridge Township, GO, 3.75%, 7/15/03(b)....................       304,113
                                                                                  -----------
                                                                                   53,411,306
                                                                                  -----------
                 PUERTO RICO--0.3%
    200,000      Puerto Rico Government Development Bank, 1.02%, 12/1/15(a)....       200,000
                                                                                  -----------

                 TOTAL INVESTMENTS (COST $53,611,306)................      95.7%   53,611,306
                 OTHER ASSETS, LESS LIABILITIES......................       4.3     2,379,786
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $55,991,092
                                                                       ========   ===========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 55,991,092 SHARES
                 OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING...........         $1.00
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                           VALUE
   AMOUNT        TAX-EXEMPT OBLIGATION--97.8%                                       (NOTE 1)
  ---------      ----------------------------                                       --------
  $200,000       Allen County HCF for Mennonite Home Project, 1.20%,
                 2/1/18(a).....................................................  $       200,000
   600,000       Butler County Healthcare Facility for Lifesphere Project,
                 1.15%, 5/1/27(a)..............................................          600,000
   400,000       Cleveland Airport Systems, Series C, 1.20%, 1/1/31(a).........          400,000
   386,000       Cleveland Income Tax Revenue, 1.15%, 5/15/24(a)...............          386,000
   300,000       Clinton County Airport for Wilmington Air Park, Inc., 1.30%,
                 6/1/11(a).....................................................          300,000
   200,000       Columbus Tax Increment for Lyra Gemini Polaris, 1.22%,
                 8/1/11(a).....................................................          200,000
   200,000       Cuyahoga County EDA for Cleveland Health Education Museum,
                 1.25%, 3/1/32(a)..............................................          200,000
   460,000       Cuyahoga County EDA for The Cleveland Orchestra Project,
                 1.20%, 4/1/28(a)..............................................          460,000
   450,000       Cuyahoga County HRB for Cleveland Botanical, 1.27%,
                 7/1/31(a).....................................................          450,000
   185,000       Cuyahoga County HRB for The Cleveland Clinic, Series A, 1.15%,
                 1/1/26(a).....................................................          185,000
   700,000       Cuyahoga County IDA for Allen Group Project, 1.10%,
                 12/1/15(a)....................................................          700,000
   500,000       Delaware County IDR for Radiation Sterilizers, 1.90%,
                 12/1/04(a)....................................................          500,000
    375000       Evandale County IDR for SHV Real Estate, Inc., 1.35%,
                 9/1/15(a).....................................................          375,000
   460,000       Franklin County Community HSG Network, 1.21%, 12/1/20(a)......          460,000
   100,000       Franklin County Health Corp., Series 96A,1.15%, 12/1/21(a)....          100,000
   140,000       Franklin County Health Corp., Series B, 1.15%, 12/1/20(a).....          140,000
   450,000       Green County IDA for Fairview, 1.10%, 1/1/11(a)...............          450,000
   200,000       Hamilton County HRB for Alliance Health, Series E, 1.15%,
                 1/1/18(a).....................................................          200,000
   100,000       Indian Hill EDA for Cincinnati Country Day School, 1.40%,
                 5/1/19(a).....................................................          100,000
   400,000       Kent State University Receipts, 1.20%, 5/1/31(a)..............          400,000
   100,000       Lorain County Independent Living for Elyria United Methodist,
                 1.23%, 6/1/22(a)..............................................          100,000
   200,000       Lucas County for Toledo Project, 1.25%, 10/1/05(a)............          200,000
   135,000       Marion County Hospital Imported Pooled Lease Program, 1.23%,
                 11/1/21(a)....................................................          135,000
   250,000       Middleburgh Heights Southwest General Hospital, 1.27%,
                 8/15/22(a)....................................................          250,000
   100,000       Ohio Air Quality DAR for Edison, Series C, 1.20%, 6/1/23(a)...          100,000
   100,000       Ohio Air Quality DAR PCR for Toledo, 1.20%, 4/1/24(a).........          100,000
   740,000       Ohio WDA PCR for Cleveland Electric, Series B, 1.15%,
                 8/1/20(a).....................................................          740,000
   625,000       Ottawa County HRB for Luther Home of Mercy, 1.30%,
                 10/1/17(a)....................................................          625,000
                                                                                 ---------------
                                                                                       9,056,000
                                                                                 ---------------

                 TOTAL INVESTMENTS (COST $9,056,000).................      97.8%       9,056,000
                 OTHER ASSETS, LESS LIABILITIES......................       2.2          202,248
                                                                       --------  ---------------
                 NET ASSETS..........................................     100.0% $     9,258,248
                                                                       ========  ===============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 9,258,248 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALVE OUTSTANDING...................................            $1.00
                                                                                 ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                          VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--93.5%                                      (NOTE 1)
  ---------      -----------------------------                                      --------
 $1,250,000      Allegheny HDA for Health Care Dialysis Clinic,
                 1.15%,12/1/19(a)..............................................   $ 1,250,000
  1,120,000      Allegheny HDA for Presbyterian University Hospital,
                 Series B3, 1.20%, 3/1/18(a)...................................     1,120,000
  1,000,000      Berks County IDR for Visiting Nurse Services, Series A and B,
                 1.40% - 1.55%, 12/1/15(a).....................................     1,000,000
  2,300,000      Blair County IDR for Village of Penn State, Series C,
                 1.15%,1/1/11(a)...............................................     2,300,000
    814,000      Chartiers Valley IDA for 1133 Penn Ave. Associates, Project A,
                 1.30%, 8/1/07(a)..............................................       814,000
    510,000      Cranberry Township, GO, Series B, 3.00%,12/1/02(b)............       510,000
    650,000      Dallastown Area School District, 1.25%,2/01/18(a).............       650,000
    145,000      Dauphin County General Authority, 1.28%,11/1/17(a)............       145,000
  1,000,000      Delaware County IDA for Scotfoam Corp., 2.00%,10/1/05(a)......     1,000,000
    800,000      Delaware County IDR for Sun, Inc., 1.20%,11/01/33(a)..........       800,000
  1,100,000      Delaware County IDR for Villanova University, Series 2001,
                 1.00%, 8/1/31(a)..............................................     1,100,000
    500,000      Delaware Valley Finance Authority, Series 85A,
                 1.15%,12/1/19(a)..............................................       500,000
    600,000      Delaware Valley Finance Authority, Series A,
                 1.15%,12/1/17(a)..............................................       600,000
  1,000,000      Delaware Valley Finance Authority, Series B and D,
                 1.15%,12/1/20(a)..............................................     1,000,000
    200,000      Emmaus General Authority, 1.30%,12/1/28(a)....................       200,000
    800,000      Harrisburg Authority, 1.32%,3/1/34(a).........................       800,000
  1,630,000      Lancaster County HRB for Brethren Village, 1.25%,6/15/20(a)...     1,630,000
  1,700,000      Lebanon County HCF for ECC Retirement Village,
                 1.25%,10/15/25(a).............................................     1,700,000
  1,110,000      Lehigh County IDR for Radnor Lehigh, 1.375%,2/1/17(a).........     1,110,000
    430,000      Montgomery County IDR for Girl Scouts, 1.40%,2/1/25(a)........       430,000
  1,800,000      Montgomery County Kingswood Apartments Project, Series A,
                 1.10%, 8/15/31(a).............................................     1,800,000
    300,000      Northeastern HEFA for Wyoming Valley Health,
                 1.35%,1/1/24(a)...............................................       300,000
    540,000      Pennsbury School District, GO, 2.50%,1/15/03(b)...............       540,325
    555,000      Pennsylvania HEFA, Series U, 2.00%,6/15/03(b).................       556,315
    495,000      Pennsylvania HEFA for Temple University, 1.15%,10/1/09(a).....       495,000
    960,000      Philadelphia HEFA for Magee Rehabilitation Hospital Project,
                 GO, 2.50%, 12/1/02(b).........................................       960,000
    500,000      Philadelphia IDR for Fox Chase Cancer Center Project,
                 1.15%,7/01/25(a)..............................................       500,000
    560,000      Philadelphia IDR for Interim House West Project,
                 1.40%,9/1/26(a)...............................................       560,000
    750,000      Pittsburgh Allegheny County Public Authority, GO,
                 4.40%,12/15/02(b).............................................       750,763
  2,000,000      Schuylkill County IDA for Gilberton Power Project,
                 1.15%,12/1/02(a)..............................................     2,000,000
  2,100,000      Schuylkill County IDA for Northeastern Power,
                 1.20%,12/1/22(a)..............................................     2,100,000
  1,930,000      Scranton-Lackawanna Health & Welfare Authority for Univ. of
                 Scranton, RAW, 1.80%, 5/01/18(b)..............................     1,930,000
    470,000      State Public Building Authority Mid Valley School District,
                 GO, 2.50%, 1/1/03(b)..........................................       470,250
  1,700,000      University of Pittsburgh of the Commonwealth System of Higher
                 Education, Series B, 1.25%, 9/15/29(a)........................     1,700,000
    665,000      Venango IDR for Penzoil Co. Project, 2.00%,12/1/12(a).........       665,000
  1,700,000      Wilkins Area IDA for Fairview Extended Services Care,
                 1.15%,01/1/21(a)..............................................     1,700,000
    600,000      York County IDA for Philadelphia Electric Company,
                 1.35%,01/30/03(b).............................................       600,000
    150,000      York County, Series A, 1.30%, 9/01/26a).......................       150,000
                                                                                  -----------

                 TOTAL INVESTMENTS (COST $36,436,653)................      93.5%  $36,436,653
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2002 (UNAUDITED)


                 ASSETS
                 Investments in securities, at value (Cost $36,436,653)........  $   36,436,653
                 Cash..........................................................       2,414,877
                 Interest Receivable...........................................          98,209
                                                                                 --------------
                 Total Assets..................................................      38,949,739
                                                                                 --------------
                 NET ASSETS....................................................  $   38,949,739
                                                                                 ==============
                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 38,949,739 SHARES OF BENEFICIARY INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................           $1.00
                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                           VALUE
   AMOUNT        TAX-EXEMPT OBLIGATIONS--85.6%                                       (NOTE 1)
  ---------      -----------------------------                                       --------
                 VIRGINIA--79.0%
 $  200,000      Albemarle County IDA Univ. Health Services for Univ. of
                 Virginia, 1.30%, 10/1/22(a)...................................  $        200,000
  1,145,000      Alexandria IDA, Pooled Loan Program, Series A, 1.15%,
                 7/1/26(a).....................................................         1,145,000
    115,000      Alexandria Redevelopment & Housing Authority for Goodwill
                 House, 1.20%, 10/1/06(a)......................................           115,000
    575,000      Arlington County for Ballston Public Parking, 1.20%,
                 8/1/17(a).....................................................           575,000
    130,000      Chesapeake County IDA for Ind Dev-Ltd. Assoc., 1.35%,
                 3/1/11(a).....................................................           130,000
    575,000      Chesapeake Hospital Authority IDA for Chesapeake General
                 Hospital, Series B, 1.20%, 7/1/31(a)..........................           575,000
    575,000      Clarke County IDA for Winchester Medical Center, 1.35%,
                 1/1/30(a).....................................................           575,000
    625,000      Hampton MHR for Avalon, 1.10%, 6/15/26(a).....................           625,000
    800,000      Hampton MHR for Shoreline Apartments, 1.15%, 12/1/19(a).......           800,000
    450,000      Henrico County, Public Improvement, GO, 3.00%, 4/1/03(b)......           452,143
  1,150,000      Loudoun County IDA for Falcons Landing, 1.15%, 11/1/28(a).....         1,150,000
    850,000      Lynchburg IDA for VHA Mid Atlantic States, Inc., Series B,
                 1.20%, 12/1/25(a).............................................           850,000
    200,000      Norfolk IDA for Hospital Facilities-Children's Project, 1.15%,
                 6/1/20(a).....................................................           200,000
  1,105,000      Peninsula Port Authority for Dominion Terminal, 1.13% - 1.20%,
                 7/1/16(a).....................................................         1,105,000
    380,000      Richmond IDA for Ninth & Cary Assoc., 1.35%, 9/1/10(a)........           380,000
     95,000      Roanoke County IDA for Friendship Manor, 1.30%, 8/1/13(a).....            95,000
    600,000      Virginia College Building Authority for University of
                 Richmond, 1.30%, 11/1/22(a)...................................           600,000
                                                                                 ----------------
                                                                                        9,572,143
                                                                                 ----------------
                 PUERTO RICO--6.6%
    500,000      Puerto Rico Government Development Bank, 1.02%, 12/1/15(a)....           500,000
    300,000      Puerto Rico Highway and Transportation Authority, Series A,
                 1.05%, 7/1/28(a)..............................................           300,000
                                                                                 ----------------
                                                                                          800,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $10,372,143)................      85.6% $     10,372,143
                                                                                 ================

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2002 (UNAUDITED)


                 ASSETS
                 Investments in securities, at value (Cost $10,372,143)........  $   10,372,143
                 Cash..........................................................       1,735,122
                 Interest Receivable...........................................          16,876
                                                                                 --------------
                 Total Assets..................................................      12,124,141
                                                                                 --------------
                 NET ASSETS....................................................  $   12,124,141
                                                                                 ==============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 12,124,141 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................           $1.00
                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       FOOTNOTES TO PORTFOLIO STATEMENTS

 SECURITY TYPE ABBREVIATIONS:
 ----------------------------
                      BAN --   Bond Anticipation Notes                        HFF --   Health Facilities Financing Authority
                      BOE --   Board of Education                             HRB --   Hospital Revenue Bonds
                                                                              IDA --   Industrial Development Authority Revenue
                      CDA --   Community Redevelopment Agency                          Bonds
                      COP --   Certificate of Participation                   IDR --   Industrial Development Agency Revenue Bonds
                      CSD --   Central School District                        IFA --   Industrial Finance Authority
                      DAI --   Development Authority Industrial Refunding
                               Bonds                                          MHR --   Multifamily Housing Revenue Bonds
                      DFA --   Development Finance Agency                     PCR --   Pollution Control Revenue Bonds
                      EDA --   Economic Development Authority Revenue Bonds   PFA --   Public Finance Authority
                      EDC --   Economic Development Corporation               RAN --   Revenue Anticipation Notes
                      EFA --   Education Facilities Authority                 RAW --   Revenue Anticipation Warrants
                       GO --   General Obligation Bonds                       TAN --   Tax Anticipation Notes
                      HCF --   Health Care Facilities Revenue Bonds           UFSD --  Union Free School District
                      HAD --   Hospital Development Authority                 USD --   Union School District
                      HDC --   Housing Development Corporation Bonds          VHA --   Voluntary Hospital of America
                      HEF --   Health and Educational Facilities Revenue
                               Bonds                                          WDS --   Water District Certificates
                     HEFA --   Health & Education Facilities Authority        WRA --   Water Resource Authority
                      HFA --   Housing Finance Authority Revenue Bonds        WSR --   Water & Sewer System Revenue Bonds

-----------------

(a) Variable rate securities. The interest rates, as reported on November 30, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED NOVEMBER 30, 2002 (UNAUDITED)

                                                      U.S.        U.S.
                                       PRIMARY     GOVERNMENT   TREASURY
                                         FUND         FUND        FUND
                                     ------------  ----------  ----------
INTEREST INCOME (Note 1)...........  $122,244,152  $8,328,539  $5,123,901
                                     ------------  ----------  ----------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R........................    26,375,326  3,615,249    1,424,862
    Class 75.......................        62,933        --            --
    Class Treasurer's Trust........     1,519,904    11,916       767,475
    Class 45.......................        49,452       646            --
    Class 35.......................        17,782        --            --
    Class 25.......................     2,393,663    76,509            --
    Class 15.......................        82,673         5            --
    Class 8........................     1,530,013         4             4
  DISTRIBUTION (12B-1) FEES:
    Class R........................     6,593,831   903,812       356,215
    Class 75.......................        22,886        --            --
  Trustee fees.....................       116,358     9,600         5,847
                                     ------------  ----------  ----------
    Net Expenses...................    38,764,821  4,617,741    2,554,403
                                     ------------  ----------  ----------

NET INVESTMENT INCOME, Representing
  Net Increase in Net Assets
  from Investment Operations.......  $ 83,479,331  $3,710,798  $2,569,498
                                     ============  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                      PRIMARY FUND                   U.S. GOVERNMENT FUND               U.S. TREASURY FUND
                           ----------------------------------  --------------------------------  --------------------------------
                              SIX MONTHS           YEAR          SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                ENDED             ENDED             ENDED            ENDED            ENDED            ENDED
                             NOVEMBER 30,        MAY 31,        NOVEMBER 30,        MAY 31,       NOVEMBER 30,        MAY 31,
                               2002(A)             2002            2002(A)           2002            2002(A)           2002
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $     83,479,331  $    203,659,296  $    3,710,798   $    13,927,943  $    2,569,498   $     8,698,640
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income (Note 1)
  Class R................       (29,251,425)     (115,933,938)     (3,239,051)      (12,987,226)     (1,214,126)       (5,845,584)
  Class 75...............          (131,913)         (383,623)             --                --              --                --
  Class Treasurer's
    Trust................        (3,258,778)       (9,436,548)        (22,153)         (109,691)     (1,355,288)       (2,853,056)
  Class 45...............          (158,773)         (522,401)         (1,813)          (35,998)             --                --
  Class 35...............           (77,206)               --              --                --              --                --
  Class 25...............       (15,714,993)       44,227,745)       (447,658)         (795,028)             --                --
  Class 15...............          (917,654)         (478,729)            (47)               --              --                --
  Class 8................       (33,968,589)      (32,676,312)            (76)               --             (84)               --
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
                                (83,479,331)     (203,659,296)     (3,710,798)      (13,927,943)     (2,569,498)       (8,698,640)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    53,720,930,795    49,203,863,372   1,414,983,529     3,312,959,063   1,094,843,349     2,234,824,153
  Dividends reinvested...        83,479,331       203,659,296       3,710,798        13,927,943       2,569,498         8,698,640
  Cost of shares
    redeemed.............   (50,569,579,311)  (44,373,496,202) (1,490,017,629)   (3,240,382,619) (1,072,997,270)   (2,070,970,763)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
                              3,234,830,815     5,034,026,466     (71,323,302)       86,504,387      24,415,577       172,552,030
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Net increase (decrease)
    in net assets........     3,234,830,815     5,034,026,466     (71,323,302)       86,504,387      24,415,577       172,552,030

NET ASSETS:
  Beginning of year......    11,984,400,411     6,950,373,945     997,383,442       910,879,055     602,152,172       429,600,142
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  End of period..........  $ 15,219,231,226  $ 11,984,400,411  $  926,060,140   $   997,383,442  $  626,567,749   $   602,152,172
                           ================  ================  ===============  ===============  ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST - INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)

INTEREST INCOME (Note 1).........................................  $    2,533,183
                                                                   --------------

EXPENSES (Note 2)
  Comprehensive management fees:
    Class R......................................................       1,216,321
    Class Treasurer's Trust......................................          61,093
    Class 25.....................................................          19,371
  Distribution (12b-1) fees:
    Class R......................................................         304,067
  Trustee fees...................................................           3,229
                                                                   --------------
    Total Expenses...............................................       1,604,081
                                                                   --------------

NET INVESTMENT INCOME, Representing Net Increase in Net Assets
  from Investment Operations.....................................  $      929,102
                                                                   ==============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS          YEAR
                                                                       ENDED            ENDED
                                                                    NOVEMBER 30,       MAY 31,
                                                                      2002(A)            2002
                                                                   --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income..........................................  $      929,102  $      4,070,972
                                                                   --------------  ----------------
DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1)
  Net Investment Income
    Class R......................................................        (742,537)       (3,155,274)
    Class Treasurer's Trust......................................         (90,404)         (536,801)
    Class 25.....................................................         (96,161)         (378,897)
                                                                   --------------  ----------------
                                                                         (929,102)       (4,070,972)
                                                                   --------------  ----------------
FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares...............................     565,143,216     1,441,153,032
  Dividends reinvested...........................................         929,102         4,070,972
  Cost of shares redeemed........................................    (551,071,685)   (1,540,012,774)
                                                                   --------------  ----------------
                                                                       15,000,633       (94,788,770)
                                                                   --------------  ----------------
  Net increase (decrease) in net assets..........................      15,000,633       (94,788,770)
NET ASSETS:
  Beginning of year..............................................     332,517,482       427,306,252
                                                                   --------------  ----------------
  End of period..................................................  $  347,518,115  $    332,517,482
                                                                   ==============  ================

---------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)

                                          RESERVE NEW YORK
                                          TAX-EXEMPT TRUST                   RESERVE TAX-EXEMPT TRUST
                                          ----------------  ----------------------------------------------------------
                                              NEW YORK      CALIFORNIA II   CONNECTICUT      FLORIDA     MASSACHUSETTS
                                                FUND            FUND           FUND           FUND           FUND
                                          ----------------  -------------  -------------  -------------  -------------
INTEREST INCOME (Note 1)................    $  1,735,930    $    806,495   $    262,921   $    260,668   $    159,654
                                            ------------    ------------   ------------   ------------   ------------

EXPENSES (Note 2)
  Comprehensive management fees.........         947,210         441,613        154,965        136,071         88,288
  Distribution (12b-1) fees.............         236,803         110,402         38,741         34,023         22,072
  Trustee fees..........................           2,257           1,052            501            389            254
                                            ------------    ------------   ------------   ------------   ------------
    Total expenses......................       1,186,270         553,067        194,207        170,483        110,614
                                            ------------    ------------   ------------   ------------   ------------
NET INVESTMENT INCOME, representing Net
  Increase in Net Assets from Investment
  Operations............................    $    549,660    $    253,428   $     68,714   $     90,185   $     49,040
                                            ============    ============   ============   ============   ============

                                                                  RESERVE TAX-EXEMPT TRUST
                                          -------------------------------------------------------------------------
                                            MICHIGAN      NEW JERSEY        OHIO       PENNSYLVANIA     VIRGINIA
                                              FUND           FUND           FUND           FUND           FUND
                                          -------------  -------------  -------------  -------------  -------------
INTEREST INCOME (Note 1)................  $     66,690   $    403,429   $     62,387   $    310,347   $     86,270
                                          ------------   ------------   ------------   ------------   ------------
EXPENSES (Note 2)
  Comprehensive management fees.........        38,035        224,550         34,475        165,915         50,821
  Distribution (12b-1) fees.............         9,509         56,138          8,617         41,479         12,705
  Trustee fees..........................           103            698             69            625            158
                                          ------------   ------------   ------------   ------------   ------------
    Total expenses before waiver........        47,647        281,386         43,161        208,019         63,684
  Less: expenses waived (Note 2)........           (26)            --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------
    Net Expense.........................        47,621        281,386         43,161        208,019         63,684
                                          ------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME, representing Net
  Increase in Net Assets from Investment
  Operations............................  $     19,069   $    122,043   $     19,226   $    102,328   $     22,586
                                          ============   ============   ============   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                 RESERVE NEW YORK
                                 TAX-EXEMPT TRUST                        RESERVE TAX-EXEMPT TRUST
                           ----------------------------  ---------------------------------------------------------
                                  NEW YORK FUND               CALIFORNIA II FUND            CONNECTICUT FUND
                           ----------------------------  ----------------------------  ---------------------------
                            SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                               ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                           NOVEMBER 30,      MAY 31,     NOVEMBER 30,      MAY 31,     NOVEMBER 30,     MAY 31,
                              2002(A)         2002          2002(A)         2002          2002(A)         2002
                           -------------  -------------  -------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $    549,660   $   2,471,483  $    253,428   $   1,212,281  $     68,714   $    369,571
                           -------------  -------------  -------------  -------------  ------------   ------------

DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............      (549,660)     (2,471,483)     (253,428)     (1,212,281)      (68,714)      (369,571)
                           -------------  -------------  -------------  -------------  ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............   321,842,664     696,162,904   205,520,500     462,779,496    28,932,961     93,098,785
  Dividends reinvested...       549,660       2,471,483       253,428       1,212,281        68,714        369,571
  Cost of shares
    redeemed.............  (325,488,807)   (745,812,142) (204,169,101)   (490,906,345)  (33,700,434)   (92,419,191)
                           -------------  -------------  -------------  -------------  ------------   ------------
                             (3,096,483)    (47,177,755)    1,604,827     (26,914,568)   (4,698,759)     1,049,165
                           -------------  -------------  -------------  -------------  ------------   ------------
  Net (decrease) increase
    in net assets........    (3,096,483)    (47,177,755)    1,604,827     (26,914,568)   (4,698,759)     1,049,165

NET ASSETS:
  Beginning of year......   234,434,170     281,611,925   109,331,806     136,246,374    41,246,209     40,197,044
                           -------------  -------------  -------------  -------------  ------------   ------------
  End of period..........  $231,337,687   $ 234,434,170  $110,936,633   $ 109,331,806  $ 36,547,450   $ 41,246,209
                           =============  =============  =============  =============  ============   ============

-----------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                          RESERVE TAX-EXEMPT TRUST
                           --------------------------------------------------------------------------------------
                                   FLORIDA FUND              MASSACHUSETTS FUND              MICHIGAN FUND
                           ----------------------------  ---------------------------  ---------------------------
                            SIX MONTHS        YEAR        SIX MONTHS        YEAR       SIX MONTHS        YEAR
                               ENDED          ENDED          ENDED         ENDED          ENDED         ENDED
                           NOVEMBER 30,      MAY 31,     NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,
                              2002(A)         2002          2002(A)         2002         2002(A)         2002
                           -------------  -------------  -------------  ------------  -------------  ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $     90,185   $     324,477  $     49,040   $    186,349  $     19,069   $     46,422
                           ------------   -------------  ------------   ------------  ------------   ------------

DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............       (90,185)       (324,477)      (49,040)      (186,349)      (19,069)       (46,422)
                           ------------   -------------  ------------   ------------  ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    56,767,447     155,543,426    28,926,588     54,996,937    18,205,381     48,699,873
  Dividends reinvested...        90,185         324,477        49,040        186,349        19,069         46,422
  Cost of shares
    redeemed.............   (54,175,889)   (152,689,419)  (25,976,729)   (53,021,393)  (16,256,804)   (44,988,452)
                           ------------   -------------  ------------   ------------  ------------   ------------
                              2,681,743       3,178,484     2,998,899      2,161,893     1,967,646      3,757,843
                           ------------   -------------  ------------   ------------  ------------   ------------
  Net increase in net
    assets...............     2,681,743       3,178,484     2,998,899      2,161,893     1,967,646      3,757,843

NET ASSETS:
  Beginning of year......    32,089,951      28,911,467    20,960,248     18,798,355     8,514,702      4,756,859
                           ------------   -------------  ------------   ------------  ------------   ------------
  End of period..........  $ 34,771,694   $  32,089,951  $ 23,959,147   $ 20,960,248  $ 10,482,348   $  8,514,702
                           ============   =============  ============   ============  ============   ============

-----------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         RESERVE TAX-EXEMPT TRUST
                                          ---------------------------------------------------------------------------------------
                                                NEW JERSEY FUND                  OHIO FUND                PENNSYLVANIA FUND
                                          ----------------------------  ---------------------------  ----------------------------
                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR       SIX MONTHS        YEAR
                                              ENDED          ENDED          ENDED         ENDED          ENDED          ENDED
                                          NOVEMBER 30,      MAY 31,     NOVEMBER 30,     MAY 31,     NOVEMBER 30,      MAY 31,
                                             2002(A)         2002          2002(A)         2002         2002(A)         2002
                                          -------------  -------------  -------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.................  $    122,043   $     596,005  $     19,226   $     61,819  $    102,328   $     414,178
                                          ------------   -------------  ------------   ------------  ------------   -------------

DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income (Note 1)........      (122,043)       (596,005)      (19,226)       (61,819)     (102,328)       (414,178)
                                          ------------   -------------  ------------   ------------  ------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sales of shares.....    79,599,649     240,597,119    17,726,985     33,551,931    51,905,502     145,997,774
  Dividends reinvested..................       122,043         596,005        19,226         61,819       102,328         414,178
  Cost of shares redeemed...............   (81,258,855)   (236,555,353)  (14,143,839)   (36,011,184)  (64,517,778)   (129,012,883)
                                          ------------   -------------  ------------   ------------  ------------   -------------
                                            (1,537,163)      4,637,771     3,602,372     (2,397,434)  (12,509,948)     17,399,069
                                          ------------   -------------  ------------   ------------  ------------   -------------
  Net (decrease) increase in net
    assets..............................    (1,537,163)      4,637,771     3,602,372     (2,397,434)  (12,509,948)     17,399,069

NET ASSETS:
  Beginning of year.....................    57,528,255      52,890,484     5,655,876      8,053,310    51,459,687      34,060,618
                                          ------------   -------------  ------------   ------------  ------------   -------------
  End of period.........................  $ 55,991,092   $  57,528,255  $  9,258,248   $  5,655,876  $ 38,949,739   $  51,459,687
                                          ============   =============  ============   ============  ============   =============

                                           RESERVE TAX-EXEMPT TRUST
                                          ---------------------------
                                                 VIRGINIA FUND
                                          ---------------------------
                                           SIX MONTHS        YEAR
                                              ENDED         ENDED
                                          NOVEMBER 30,     MAY 31,
                                             2002(A)         2002
                                          -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.................  $     22,586   $     58,600
                                          ------------   ------------
DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income (Note 1)........       (22,586)       (58,600)
                                          ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share
  Net proceeds from sales of shares.....    19,081,493     25,423,512
  Dividends reinvested..................        22,586         58,600
  Cost of shares redeemed...............   (20,024,091)   (19,159,452)
                                          ------------   ------------
                                              (920,012)     6,322,660
                                          ------------   ------------
  Net (decrease) increase in net
    assets..............................      (920,012)     6,322,660
NET ASSETS:
  Beginning of year.....................    13,044,153      6,721,493
                                          ------------   ------------
  End of period.........................  $ 12,124,141   $ 13,044,153
                                          ============   ============

-----------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE, MASSACHUSETTS, NEW JERSEY, OHIO, PENNSYLVANIA AND VIRGINIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")
                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     The Funds/Trusts are registered under the Investment Company Act of 1940 as non-diversified, open-end investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Fund's and Trusts' authorized shares of beneficial interest are unlimited. The Fund's shares are divided into seven (7) series: Primary, U.S. Government, U.S. Treasury, Primary II, U.S. Government II, U.S. Treasury II and Strategist Money-Market. The Trust's shares are divided into ten series: California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. The financial statements and notes apply to Primary, U.S. Government, U.S. Treasury Funds of The Reserve Funds; California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds of Reserve Tax-Exempt Trust and New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purpose of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds/Trusts may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Funds/Trusts are entitled to receive payment of principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of the Funds/Trusts to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Funds/ Trusts shares.

     E. The Funds/Trusts may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds/Trusts, RMCI serves as the Funds'/Trusts' Investment Adviser subject to the policies adopted by the Boards of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Funds'/Trusts' investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. The Trusts (with the exception of Interstate Tax-Exempt Fund) pay RMCI a comprehensive management fee of .80% of the average daily net assets of the Trusts, which are accrued daily. For the Funds, and Interstate Tax-Exempt Fund, RMCI receives a comprehensive management fee accrued daily at an annual rate based on the average daily net assets of each class of each fund according to the following schedule:

     CLASS 8   CLASS 15   CLASS 25   CLASS 35   CLASS 45   TREASURER'S TRUST  CLASS 75   CLASS R
     -------   ---------  ---------  ---------  ---------  -----------------  ---------  --------
        0.08%     0.15%      0.25%      0.35%      0.45%          0.60%          0.55%      0.80%

     The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Funds/Trusts, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary

--------------------------------------------------------------------------------
     expenses, payments under the Funds'/Trusts' Distribution Plan and the fees of the disinterested Trustees, for which each fund pays its direct or allocated share. During the six months ended November 30, 2002, RMCI voluntarily reduced its fees for the Michigan Tax-Exempt Fund by $26. Certain Trustees / Officers of the Funds / Trusts are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE
     ---------------------------------------------------------------------------

     The Funds/Trusts have adopted a Rule 12b-1 plan with Reserv
     Partners, Inc., an affiliate of RMCI, which allows the Funds/Trusts to pay distribution fees for the sale and distribution of its shares. Currently the Trusts (with the exception of Class 25 and Class Treasurer's Trust of Interstate Tax-Exempt Fund) and only Class R and Class 75 of the Funds participate in the Plan. The rate of distribution expenses is 0.20% per year of the average net assets of each fund or class. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3)  MANAGEMENT'S USE OF ESTIMATES
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION
--------------------------------------------------------------------------------

     The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies and or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets:

      INTERSTATE TAX-EXEMPT FUND 79.90%

      LETTER OF CREDIT

      ABN/AMRO..........................................  4.21%  KBC Bank..........................................  0.23%
      Allied Irish Bank.................................  1.17%  Key Bank..........................................  1.49%
      Bank of America...................................  6.23%  La Salle National Bank............................  1.05%
      Bank of New York..................................  0.43%  Landesbank Baden-Wuttemberg.......................  0.09%
      Bank of Nova Scotia...............................  0.29%  Landesbank Hessen-Thurgen.........................  0.38%
      Bank of Scotland..................................  0.06%  Mellon Bank.......................................  1.09%
      Bank One..........................................  1.06%  National City Bank................................  0.67%
      Banque Paribas....................................  1.21%  Northern Trust Co.................................  1.27%
      Barclay Bank......................................  0.94%  PNC Bank..........................................  1.19%
      Bay Hypo Und Vereinsbank..........................  0.95%  Rabobank..........................................  0.29%
      Bay Landesbank Girozentrale.......................  1.86%  Smith College.....................................  0.06%
      Citibank..........................................  0.12%  Societe Generale..................................  0.14%
      Credit Suisse.....................................  0.63%  State Street Bank & Trust.........................  0.43%
      Dexia.............................................  1.24%  Sun Trust Bank....................................  1.89%
      Dresdner Bank.....................................  0.09%  Toronto Dominion..................................  3.71%
      Fifth Third Bank..................................  1.46%  Union Bank of Switzerland.........................  0.60%
      Fleet Bank........................................  2.65%  University of Minnesota...........................  0.78%
      FNMA..............................................  1.32%  University of Pitttsburgh.........................  0.23%
      FRMC..............................................  0.34%  US Bank...........................................  2.50%
      Harris Trust & Savings Bank.......................  1.18%  Wachovia Bank & Trust Co..........................  9.18%
      HSBC..............................................  0.52%  Wells Fargo.......................................  0.84%
      JPMorgan/Chase....................................  0.79%  Westdeutsche Landesbank Girozentrale..............  3.83%

      BOND INSURANCE
      *AMBAC............................................  5.94%  FSA...............................................  5.67%
      FGIC..............................................  5.78%  MBIA..............................................  1.82%

--------------------------------------------------------------------------------

      NEW YORK TAX-EXEMPT FUND 72.63%

      LETTER OF CREDIT

      Allied Irish Bank.................................  0.43%  HSBC..............................................  0.54%
      Bank of New York..................................  1.95%  JPMorgan/Chase....................................  4.95%
      Bank of Nova Scotia...............................  0.35%  Kredietbank NV, Brussels..........................  1.30%
      Banque Paribas....................................  0.09%  Landesbank Baden-Westdeutsche.....................  1.28%
      Bay Hypo Und Vereinsbank..........................  2.85%  Landesbank Hessen-Thurgen.........................  4.89%
      Bay Landesbank Girozentrale.......................  5.12%  Mellon Bank.......................................  0.30%
      Bayerische/Westdeutsche Landesbank................  4.97%  Societe Generale..................................  2.16%
      Deutsche Bank.....................................  1.04%  State Street Bank.................................  1.73%
      Dexia.............................................  2.33%  Toronto Dominion..................................  1.95%
      Fleet Bank........................................  2.58%  Wachovia Bank & Trust Company.....................  0.52%
      FNMA..............................................  2.16%  Westdeutsche Landesbank Girozentrale..............  4.95%

      *BOND INSURANCE
      AMBAC.............................................  2.51%  FSA...............................................  8.52%
      FGIC..............................................  8.57%  MBIA..............................................  4.59%

      CALIFORNIA TAX-EXEMPT FUND 75.14%

      LETTER OF CREDIT

      ABN/AMRO..........................................  3.54%  Credit Agricole Indosuez..........................  4.51%
      Allied Irish Bank.................................  2.71%  Credit Suisse.....................................  2.43%
      Bank of America...................................  7.21%  Dresdner Bank.....................................  1.80%
      Bank of New York..................................  0.81%  FNMA..............................................  6.31%
      Bank of Nova Scotia...............................  1.43%  FRMC..............................................  5.77%
      Bank of Scotland..................................  2.43%  KBC Bank..........................................  4.83%
      Bay Hypo Und Vereinsbank..........................  4.67%  Landesbank Hessen-Thurgen.........................  0.73%
      Bay Landesbank Girozentrale.......................  0.99%  Toronto Dominion..................................  1.62%
      CIBC..............................................  0.54%

      *BOND INSURANCE
      AMBAC.............................................  3.79%  FSA...............................................  7.62%
      FGIC..............................................  3.16%  MBIA..............................................  8.24%

      CONNECTICUT TAX-EXEMPT FUND 80.69%

      LETTER OF CREDIT

      Bay Landesbank Girozentrale.......................  7.66%  Landesbank Hessen-Thurgen.........................  8.76%
      Fleet Bank........................................  7.77%  Northern Trust Company............................  7.93%
      JP Morgan/Chase...................................  1.37%  Wachovia Bank & Trust Company.....................  8.35%
      KBC Bank..........................................  7.39%  Yale University...................................  4.40%
      La Salle National Bank............................  4.65%

      *BOND INSURANCE
      AMBAC.............................................  4.38%  FGIC..............................................  4.65%
      FSA...............................................  4.65%  MBIA..............................................  3.60%

      Pre-funded municipal bonds which are escrowed to maturity with United States Treasury obligations.            5.13%

--------------------------------------------------------------------------------

      FLORIDA TAX-EXEMPT FUND 92.82%

      LETTER OF CREDIT

      Bank of America...................................  5.29%  Key Bank..........................................  5.18%
      Bay Landesbank Girozentrale.......................  4.60%  La Salle National Bank............................  5.18%
      Credit Suisse.....................................  5.18%  Northern Trust Company............................  2.88%
      Dresdner Bank.....................................  4.89%  Societe Generale..................................  4.67%
      Fifth Third Bank..................................  4.31%  Sun Trust Bank....................................  4.75%
      Florida Power & Light.............................  4.89%  Toronto Dominion..................................  4.31%
      FRMC..............................................  4.31%  Wachovia Bank & Trust Company.....................  7.10%
      Harris Trust & Savings Bank.......................  4.04%  Westdeutsche Landesbank Girozentrale..............  4.60%
      JPMorgan/Chase....................................  4.90%

      *BOND INSURANCE
      AMBAC.............................................  2.24%  FSA...............................................
      FGIC..............................................  4.40%  MBIA..............................................

      Pre-funded municipal bonds which are escrowed to maturity with United States Treasury obligations.            5.10%

      MASSACHUSETTS TAX-EXEMPT FUND 82.37%

      LETTER OF CREDIT

      Dexia.............................................  5.01%  Landesbank Hessen-Thurgen.........................  7.93%
      Fleet Bank........................................  8.97%  Smith College.....................................  4.40%
      FNB Bank..........................................  4.59%  State Street Bank & Trust.........................  2.92%
      FNMA..............................................  4.59%  Toronto Dominion..................................  1.67%
      Harvard University................................  4.45%  Wachovia Bank & Trust Company.....................  5.01%
      KBC Bank..........................................  7.80%  Wellesley College.................................  2.92%
      Landesbank Baden -Westdeutsche....................  4.17%  Williams College..................................  1.67%

      *BOND INSURANCE
      AMBAC.............................................  4.59%  FSA...............................................  1.67%
      FGIC..............................................  8.76%  MBIA..............................................  1.25%

      MICHIGAN TAX-EXEMPT FUND 92.04%

      LETTER OF CREDIT

      Allied Irish Bank.................................  9.68%  FNMA..............................................  4.77%
      Bank of America...................................  4.77%  Key Bank..........................................  1.19%
      Bank One..........................................  7.63%  La Salle National Bank............................  4.77%
      Bay Landesbank Girozentrale.......................  9.06%  Landesbank Hessen-Thurgen.........................  3.86%
      Comerica Bank.....................................  3.82%  National City.....................................  4.82%
      Deutsche Bank.....................................  0.95%  Northern Trust Company............................  2.86%
      Fifth Third Bank..................................  7.63%

      *BOND INSURANCE
      AMBAC.............................................  4.29%  FSA...............................................  8.78%
      FGIC..............................................  9.30%  MBIA..............................................  3.86%

--------------------------------------------------------------------------------

      NEW JERSEY TAX-EXEMPT FUND 79.75%

      LETTER OF CREDIT

      Bank of New York..................................  3.39%  FNMA..............................................  7.99%
      Bank of Nova Scotia...............................  5.35%  JPMorgan/Chase....................................  6.25%
      Banque Paribas....................................  3.93%  Kredietbank NV, Brussels..........................  4.64%
      Barclay Bank......................................  4.47%  PNC Bank..........................................  7.32%
      Citibank..........................................  4.38%  Princeton University..............................  4.64%
      Fleet Bank........................................  6.41%  Wachovia Bank & Trust Company.....................  4.72%

      *BOND INSURANCE
      AMBAC.............................................  3.96%  FSA...............................................  1.27%
      FGIC..............................................  4.48%  MBIA..............................................  6.55%

      OHIO TAX-EXEMPT FUND 97.81%

      LETTER OF CREDIT

      ABN/AMRO..........................................  4.05%  JPMorgan/Chase....................................  4.59%
      Allied Irish Bank.................................  4.86%  Keybank...........................................  7.02%
      Bank of America...................................  4.97%  La Salle National Bank............................  7.56%
      Bank One..........................................  7.94%  National City Bank................................  6.75%
      Barclay Bank......................................  9.07%  US Bank...........................................  6.48%
      Fifth Third Bank..................................  8.21%  Wachovia Bank & Trust Company.....................  4.32%
      Fleet Bank........................................  4.86%  Wells Fargo.......................................  2.16%

      *BOND INSURANCE
      AMBAC.............................................  4.17%  MBIA..............................................  6.48%
      FSA...............................................  4.32%

      PENNSYLVANIA TAX-EXEMPT FUND 93.51%

      LETTER OF CREDIT

      Bank of America...................................  5.26%  JPMorgan/Chase....................................  4.11%
      Bank of Nova Scotia...............................  2.55%  Landesbank Hessen-Thurgen.........................  1.27%
      Bank One..........................................  4.42%  Mellon Bank.......................................  5.13%
      Banque Paribas....................................  5.91%  Northern Trust Co.................................  4.36%
      Bay Hypo Und Vereinsbank..........................  2.05%  PNC Bank..........................................  7.05%
      Citibank..........................................  1.71%  Sun Trust Bank....................................  4.18%
      Dexia.............................................  5.39%  Toronto Dominion..................................  5.39%
      Dresdner Bank.....................................  2.85%  University of Pittsburgh..........................  4.36%
      Fleet Bank........................................  4.36%  Wachovia Bank & Trust Company.....................  5.11%
      FNMA..............................................  4.62%  Wells Fargo.......................................

      *BOND INSURANCE
      AMBAC.............................................  5.42%  FSA...............................................  0.51%
      FGIC..............................................  4.37%  MBIA..............................................  3.13%

--------------------------------------------------------------------------------

      VIRGINIA TAX-EXEMPT FUND 81.82%

      LETTER OF CREDIT

      Bank of America...................................  9.44%  Crestar Bank......................................  4.95%
      Bank of Scotland..................................  9.49%  FRMC..............................................  6.60%
      Barclay Bank......................................  9.11%  Sun Trust Bank....................................  4.74%
      Citibank..........................................  4.74%  Wachovia Bank & Trust Company.....................  9.24%
      Credit Suisse.....................................  5.16%

      *BOND INSURANCE
      AMBAC.............................................  9.49%  MBIA..............................................  4.12%
      FSA...............................................  4.74%

      *Some securities are backed by both a line of credit and bond insurance.

(5)  COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------

     At November 30, 2002, the composition of each Fund's net assets were as follows:

                                                                                                     INTERSTATE
                                                    PRIMARY      U.S. GOVERNMENT   U.S. TREASURY     TAX-EXEMPT
                                                     FUND             FUND             FUND             FUND
                                                ---------------  ---------------  ---------------  ---------------
      Par Value...............................  $    15,219,231  $      926,060   $      626,568   $      347,518
      Additional Paid-in-Capital..............   15,204,011,995     925,134,080      625,941,181      347,170,597
                                                ---------------  --------------   --------------   --------------
      Net Assets..............................  $15,219,231,226  $  926,060,140   $  626,567,749   $  347,518,115
                                                ===============  ==============   ==============   ==============

                                                 NEW YORK       CALIFORNIA II     CONNECTICUT        FLORIDA       MASSACHUSETTS
                                                   FUND             FUND             FUND             FUND             FUND
                                              ---------------  ---------------  ---------------  ---------------  ---------------
      Par Value.............................  $      231,338   $      110,937   $       41,246   $       34,772   $       20,960
      Additional-Paid-in-Capital............     231,106,349      110,825,696       36,506,204       34,736,922       23,938,187
                                              --------------   --------------   --------------   --------------   --------------
      Net Assets............................  $  231,337,687   $  110,936,633   $   36,547,450   $   34,771,694   $   23,959,147
                                              ==============   ==============   ==============   ==============   ==============

                                                 MICHIGAN        NEW JERSEY          OHIO         PENNSYLVANIA       VIRGINIA
                                                   FUND             FUND             FUND             FUND             FUND
                                              ---------------  ---------------  ---------------  ---------------  ---------------
      Par Value.............................  $       10,482   $       55,991   $        9,258   $       38,950   $       12,124
      Additional-Paid-in-Capital............      10,471,866       55,935,101        9,248,990       38,910,789       12,112,017
                                              --------------   --------------   --------------   --------------   --------------
      Net Assets............................  $   10,482,348   $   55,991,092   $    9,258,248   $   38,949,739   $   12,124,141
                                              ==============   ==============   ==============   ==============   ==============

(6)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

     For the six months ended November 30, 2002 and the period ended May 31, 2002, the capital share transactions of each fund were as follows:

                                                                SIX MONTHS ENDED NOVEMBER 30, 2002
                                                ------------------------------------------------------------------
                                                                                    TREASURER'S
      PRIMARY FUND                                  CLASS R         CLASS 75           TRUST          CLASS 45
      ------------                              ---------------  ---------------  ---------------  ---------------
      Sold....................................   8,458,656,243       46,163,775      731,183,087       36,433,770
      Reinvested..............................      29,251,425          131,913        3,258,778          158,773
      Redeemed................................  (8,438,823,692)     (52,693,025)    (730,503,528)     (39,576,206)
                                                --------------   --------------   --------------   --------------
      Net Increase (Decrease).................      49,083,976       (6,397,337)       3,938,337       (2,983,663)
                                                ==============   ==============   ==============   ==============

--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED NOVEMBER 30, 2002
                                                ------------------------------------------------------------------
      PRIMARY FUND                                 CLASS 35*        CLASS 25         CLASS 15          CLASS 8
      ------------                              ---------------  ---------------  ---------------  ---------------
      Sold....................................      12,001,751    1,412,858,110      374,066,119    42,649,567,940
      Reinvested..............................          77,206       15,714,993          917,654        33,968,589
      Redeemed................................              --   (1,762,729,110)    (189,070,903)  (39,356,182,847)
                                                --------------   --------------   --------------   ---------------
      Net Increase (Decrease).................      12,078,957     (334,156,007)     185,912,870     3,327,353,682
                                                ==============   ==============   ==============   ===============

                                                                   TREASURER'S
      U.S. GOVERNMENT FUND                          CLASS R           TRUST          CLASS 45
      --------------------                      ---------------  ---------------  ---------------
      Sold....................................   1,388,918,776        1,884,991          681,657
      Reinvested..............................       3,239,051           22,153            1,813
      Redeemed................................    (420,188,156)      (1,736,347)        (956,580)
                                                --------------   --------------   --------------
      Net Increase (Decrease).................     971,969,671          170,797         (273,110)
                                                ==============   ==============   ==============

      U.S. GOVERNMENT FUND                         CLASS 25        CLASS 15**       CLASS 8***
      --------------------                      ---------------  ---------------  ---------------
      Sold....................................      23,297,105          100,000          101,000
      Reinvested..............................         447,658               47               76
      Redeemed................................     (67,136,546)              --               --
                                                --------------   --------------   --------------
      Net (Decrease) Increase.................     (43,391,783)         100,047          101,076
                                                ==============   ==============   ==============

                                                                   TREASURER'S
      U.S. TREASURY FUND                            CLASS R           TRUST           CLASS 8
      ------------------                        ---------------  ---------------  ---------------
      Sold....................................     552,046,853      542,695,496          101,000
      Reinvested..............................       1,214,126        1,355,288               84
      Redeemed................................    (538,924,796)    (534,072,474)              --
                                                --------------   --------------   --------------
      Net Increase............................      14,336,183        9,978,310          101,084
                                                ==============   ==============   ==============

                                                  SIX MONTHS ENDED NOVEMBER 30, 2002
                                           -------------------------------------------------
                                                              TREASURER'S
                                               CLASS R           TRUST          CLASS 25
                                           ---------------  ---------------  ---------------
      INTERSTATE TAX-EXEMPT
      -----------------------------------
      Sold...............................     476,654,451       79,372,163        9,116,602
      Reinvested.........................         742,537           90,404           96,161
      Redeemed...........................    (456,591,004)     (84,628,360)      (9,852,321)
                                           --------------   --------------   --------------
      Net Increase (Decrease)............      20,805,984       (5,165,793)        (639,558)
                                           ==============   ==============   ==============

                                                        FOR PERIOD ENDED MAY 31, 2002
                                      ------------------------------------------------------------------
                                                                          TREASURER'S
                                          CLASS R         CLASS 75           TRUST          CLASS 45
                                      ---------------  ---------------  ---------------  ---------------
      PRIMARY FUND
      ------------------------------
      Sold..........................   22,378,444,181     106,617,318    2,342,184,643       84,916,322
      Reinvested....................      115,933,938         383,623        9,436,548          522,401
      Redeemed......................  (22,274,243,404)   (118,200,495)  (2,066,093,718)     (69,730,431)
                                      ---------------  --------------   --------------   --------------
      Net Increase (Decrease).......      220,134,715     (11,199,554)     285,527,473       15,708,292
                                      ===============  ==============   ==============   ==============

--------------------------------------------------------------------------------

                                                     FOR PERIOD ENDED MAY 31, 2002
                                           -------------------------------------------------
                                              CLASS 25       CLASS 15****     CLASS 8*****
                                           ---------------  ---------------  ---------------
      PRIMARY FUND
      -----------------------------------
      Sold...............................   5,658,249,167      248,916,580    18,384,535,161
      Reinvested.........................      44,227,745          478,729        32,676,312
      Redeemed...........................  (4,031,012,015)    (215,348,874)  (15,598,867,265)
                                           --------------   --------------   ---------------
      Net Increase.......................   1,671,464,897       34,046,435     2,818,344,208
                                           ==============   ==============   ===============

                                                         TREASURER'S
                                          CLASS R           TRUST          CLASS 45         CLASS 25
                                      ---------------  ---------------  ---------------  ---------------
      U.S. GOVERNMENT FUND
      ------------------------------
      Sold..........................   3,166,984,953        9,238,978       13,784,193      122,950,939
      Reinvested....................      12,987,226          109,691           35,998          795,028
      Redeemed......................  (3,164,767,034)     (20,969,699)     (17,816,091)     (36,829,795)
                                      --------------   --------------   --------------   --------------
      Net Increase (Decrease).......      15,205,145      (11,621,030)      (3,995,900)      86,916,172
                                      ==============   ==============   ==============   ==============

                                                                   TREASURER'S
                                                    CLASS R           TRUST
                                                ---------------  ---------------
      U.S. TREASURY FUND
      ----------------------------------------
      Sold....................................   1,299,766,782      935,057,371
      Reinvested..............................       5,845,584        2,853,056
      Redeemed................................  (1,362,489,975)    (708,480,788)
                                                --------------   --------------
      Net (Decrease) Increase.................     (56,877,609)     229,429,639
                                                ==============   ==============

                                                              TREASURER'S
                                               CLASS R           TRUST          CLASS 25
                                           ---------------  ---------------  ---------------
      INTERSTATE-TAX EXEMPT FUND
      -----------------------------------
      Sold...............................   1,176,004,972      202,427,176       62,720,884
      Reinvested.........................       3,155,274          536,801          378,897
      Redeemed...........................  (1,179,694,309)    (267,860,501)     (92,457,964)
                                           --------------   --------------   --------------
      Net Decrease.......................        (534,063)     (64,896,524)     (29,358,183)
                                           ==============   ==============   ==============

---------------

  *  From July 1, 2002 (Commencement of Class) to November 30, 2002.
 ** From November 18, 2002 (Commencement of Class) to November 30, 2002. *** From June 7, 2002 (Commencement of Class) to November 30, 2002.
**** From July 30, 2001 (Commencement of Class) to May 31, 2002.
****** From July 27, 2001 (Commencement of Class) to May 31, 2002.

(7)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each fund for the periods as indicated.

                                                                              CLASS R
                                                --------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                   FISCAL YEARS ENDED MAY 31,
                                                NOVEMBER 30,   -----------------------------------------------------
      PRIMARY FUND                                 2002(A)       2002       2001       2000       1999       1998
      ------------                              -------------  ---------  ---------  ---------  ---------  ---------
      Net asset value at beginning of year....    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  --------     --------   --------   --------   --------   --------
      Net investment income from investment
        operations............................      0.0045       0.0187     0.0511     0.0492     0.0438     0.0483
      Less dividends from net investment
        income................................     (0.0045)     (0.0187)   (0.0511)   (0.0492)   (0.0438)   (0.0483)
                                                  --------     --------   --------   --------   --------   --------
      Net asset value at end of period........    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  ========     ========   ========   ========   ========   ========
      Total Return............................       0.45%        1.90%      5.29%      4.92%      4.38%      4.83%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $6,511.1     $6,462.0   $6,241.8   $4,355.9   $3,330.1   $2,707.6
      Ratio of expenses to average net
        assets................................       1.00%(b)     1.01%      1.00%      1.00%      1.00%      0.94%
      Ratio of net investment income to
        average net assets....................       0.89%(b)     1.86%      5.11%      4.74%      4.26%      4.71%

                                                              CLASS 75                           TREASURER'S TRUST
                                                ------------------------------------    ------------------------------------
                                                 SIX MONTHS      FISCAL     PERIOD       SIX MONTHS      FISCAL     PERIOD
                                                    ENDED      YEAR ENDED    ENDED          ENDED      YEAR ENDED    ENDED
                                                NOVEMBER 30,    MAY 31,     MAY 31,     NOVEMBER 30,    MAY 31,     MAY 31,
      PRIMARY FUND                                 2002(A)        2002      2001(C)        2002(A)        2002      2001(C)
      ------------                              -------------  ----------  ---------    -------------  ----------  ---------
      Net asset value at beginning of
        period................................    $ 1.0000      $ 1.0000   $ 1.0000       $ 1.0000      $ 1.0000   $ 1.0000
                                                  --------      --------   --------       --------      --------   --------
      Net investment income from investment
        operations............................      0.0057        0.0213     0.0003         0.0065        0.0228     0.0003
      Less dividends from net investment
        income................................     (0.0057)      (0.0213)   (0.0003)       (0.0065)      (0.0228)   (0.0003)
                                                  --------      --------   --------       --------      --------   --------
      Net asset value at end of period........    $ 1.0000      $ 1.0000   $ 1.0000       $ 1.0000      $ 1.0000   $ 1.0000
                                                  ========      ========   ========       ========      ========   ========
      Total Return............................       0.58%         2.16%      0.03%          0.65%         2.32%      0.03%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $   17.1      $   23.5   $   34.7       $  513.9      $  510.0   $  224.5
      Ratio of expenses to average net
        assets................................       0.75%(b)      0.76%      0.75%(b)       0.60%(b)      0.60%      0.60%(b)
      Ratio of net investment income to
        average net assets....................       1.15%(b)      2.33%      3.97%(b)       1.29%(b)      2.05%      4.12%(b)

                                                              CLASS 45                    CLASS 35
                                                ------------------------------------    -------------
                                                 SIX MONTHS      FISCAL     PERIOD       SIX MONTHS
                                                    ENDED      YEAR ENDED    ENDED          ENDED
                                                NOVEMBER 30,    MAY 31,     MAY 31,     NOVEMBER 30,
      PRIMARY FUND                                 2002(A)        2002      2001(C)      2002(A)(D)
      ------------                              -------------  ----------  ---------    -------------
      Net asset value at beginning of
        period................................    $ 1.0000      $ 1.0000   $ 1.0000       $ 1.0000
                                                  --------      --------   --------       --------
      Net investment income from investment
        operations............................      0.0073        0.0243     0.0004         0.0064
      Less dividends from net investment
        income................................     (0.0073)      (0.0243)   (0.0004)       (0.0064)
                                                  --------      --------   --------       --------
      Net asset value at end of period........    $ 1.0000      $ 1.0000   $ 1.0000       $ 1.0000
                                                  ========      ========   ========       ========
      Total Return............................       0.73%         2.48%      0.04%          0.64%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $   20.2      $   23.1   $    7.4       $   12.1
      Ratio of expenses to average net
        assets................................       0.45%(b)      0.45%      0.45%(b)       0.35%(b)
      Ratio of net investment income to
        average net assets....................       1.44%(b)      2.13%      4.27%(b)       1.53%(b)

--------------------------------------------------------------------------------

                                                              CLASS 25                          CLASS 15
                                                ------------------------------------    ------------------------
                                                 SIX MONTHS      FISCAL     PERIOD       SIX MONTHS     PERIOD
                                                    ENDED      YEAR ENDED    ENDED          ENDED        ENDED
                                                NOVEMBER 30,    MAY 31,     MAY 31,     NOVEMBER 30,    MAY 31,
      PRIMARY FUND                                 2002(A)        2002      2001(C)        2002(A)      2001(E)
      ------------                              -------------  ----------  ---------    -------------  ---------
      Net asset value at beginning of
        period................................    $ 1.0000      $ 1.0000   $ 1.0000       $ 1.0000     $ 1.0000
                                                  --------      --------   --------       --------     --------
      Net investment income from investment
        operations............................      0.0083        0.0263     0.0004         0.0088       0.0205
      Less dividends from net investment
        income................................     (0.0083)      (0.0263)   (0.0004)       (0.0088)     (0.0205)
                                                  --------      --------   --------       --------     --------
      Net asset value at end of period........    $ 1.0000      $ 1.0000   $ 1.0000       $ 1.0000     $ 1.0000
                                                  ========      ========   ========       ========     ========
      Total Return............................       0.83%         2.69%      0.04%          0.88%        2.08%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $1,779.3      $2,113.4   $  442.0       $  220.0     $   34.1
      Ratio of expenses to average net
        assets................................       0.25%(b)      0.25%      0.25%(b)       0.15%(b)     0.15%
      Ratio of net investment income to
        average net assets....................       1.64%(b)      2.31%      4.47%(b)       1.68%(b)     2.07%

                                                        CLASS 8
                                                ------------------------
                                                 SIX MONTHS     PERIOD
                                                    ENDED        ENDED
                                                NOVEMBER 30,    MAY 31,
      PRIMARY FUND                                 2002(A)      2002(F)
      ------------                              -------------  ---------
      Net asset value at beginning of
        period................................    $ 1.0000     $ 1.0000
                                                  --------     --------
      Net investment income from investment
        operations............................      0.0091       0.0214
      Less dividends from net investment
        income................................     (0.0091)     (0.0214)
                                                  --------     --------
      Net asset value at end of period........    $ 1.0000     $ 1.0000
                                                  ========     ========
      Total Return............................       0.92%        2.17%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $6,145.7     $2,818.3
      Ratio of expenses to average net
        assets................................       0.08%        0.08%(b)
      Ratio of net investment income to
        average net assets....................       1.78%        2.25%(b)

                                                                              CLASS R
                                                --------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                   FISCAL YEARS ENDED MAY 31,
                                                NOVEMBER 30,   -----------------------------------------------------
      U.S. GOVERNMENT FUND                         2002(A)       2002       2001       2000       1999       1998
      --------------------                      -------------  ---------  ---------  ---------  ---------  ---------
      Net asset value at beginning of year....    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  --------     --------   --------   --------   --------   --------
      Net investment income from investment
        operations............................      0.0036       0.0149     0.0493     0.0471     0.0426     0.0471
      Less dividends from net investment
        income................................     (0.0036)     (0.0149)   (0.0493)   (0.0471)   (0.0426)   (0.0471)
                                                  --------     --------   --------   --------   --------   --------
      Net asset value at end of period........    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  ========     ========   ========   ========   ========   ========
      Total Return............................       0.36%        1.50%      5.12%      4.71%      4.26%      4.71%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $  874.3     $  902.3   $  887.1   $  667.7   $  716.2   $  652.5
      Ratio of expenses to average net
        assets................................       1.00%(b)     1.01%      1.01%      1.00%      1.00%      0.99%
      Ratio of net investment income to
        average net assets....................       0.72%(b)     1.44%      4.93%      4.12%      4.16%      4.63%

--------------------------------------------------------------------------------

                                                         TREASURER'S TRUST                            CLASS 45
                                                ------------------------------------    ------------------------------------
                                                 SIX MONTHS      FISCAL     PERIOD       SIX MONTHS      FISCAL     PERIOD
                                                    ENDED      YEAR ENDED    ENDED          ENDED      YEAR ENDED    ENDED
                                                NOVEMBER 30,    MAY 31,     MAY 31,     NOVEMBER 30,    MAY 31,     MAY 31,
      U.S. GOVERNMENT FUND                         2002(A)        2002      2001(C)        2002(A)        2002      2001(C)
      --------------------                      -------------  ----------  ---------    -------------  ----------  ---------
      Net asset value at beginning of
        period................................    $ 1.0000      $ 1.0000   $ 1.0000       $ 1.0000      $ 1.0000   $ 1.0000
                                                  --------      --------   --------       --------      --------   --------
      Net investment income from investment
        operations............................      0.0056        0.0189     0.0003         0.0064        0.0203     0.0003
      Less dividends from net investment
        income................................     (0.0056)      (0.0189)   (0.0003)       (0.0064)      (0.0203)   (0.0003)
                                                  --------      --------   --------       --------      --------   --------
      Net asset value at end of period........    $ 1.0000      $ 1.0000   $ 1.0000       $ 1.0000      $ 1.0000   $ 1.0000
                                                  ========      ========   ========       ========      ========   ========
      Total Return............................       0.56%         1.91%      0.03%          0.64%         2.06%      0.03%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $    4.1      $    4.0   $   15.6       $    0.2      $    0.4   $    4.4
      Ratio of expenses to average net
        assets................................       0.60%(b)      0.60%      0.60%(b)       0.45%(b)      0.45%      0.45%(b)
      Ratio of net investment income to
        average net assets....................       1.19%(b)      2.16%      3.47%(b)       1.08%(b)      2.73%      3.62%(b)

                                                              CLASS 25                    CLASS 15        CLASS 8
                                                ------------------------------------    -------------  -------------
                                                 SIX MONTHS      FISCAL     PERIOD       SIX MONTHS     SIX MONTHS
                                                    ENDED      YEAR ENDED    ENDED          ENDED          ENDED
                                                NOVEMBER 30,    MAY 31,     MAY 31,     NOVEMBER 30,   NOVEMBER 30,
      U.S. GOVERNMENT FUND                         2002(A)        2002      2001(C)      2002(A)(G)     2002(A)(H)
      --------------------                      -------------  ----------  ---------    -------------  -------------
      Net asset value at beginning of
        period................................    $ 1.0000      $ 1.0000   $ 1.0000       $ 1.0000       $ 1.0000
                                                  --------      --------   --------       --------       --------
      Net investment income from investment
        operations............................      0.0074        0.0224     0.0003         0.0005         0.0082
      Less dividends from net investment
        income................................     (0.0074)      (0.0224)   (0.0003)       (0.0005)       (0.0082)
                                                  --------      --------   --------       --------       --------
      Net asset value at end of period........    $ 1.0000      $ 1.0000   $ 1.0000       $ 1.0000       $ 1.0000
                                                  ========      ========   ========       ========       ========
      Total Return............................       0.74%         2.28%      0.03%          0.05%          0.82%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $   47.3      $   90.7   $    3.8       $    0.1       $    0.1
      Ratio of expenses to average net
        assets................................       0.25%(b)      0.25%      0.25%(b)       0.15%(b)       0.07%(b)
      Ratio of net investment income to
        average net assets....................       1.46%(b)      1.71%      3.82%(b)       1.32%(b)       1.35%(b)

                                                                                  CLASS R
                                                ----------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                       FISCAL YEARS ENDED MAY 31,
                                                NOVEMBER 30,   -------------------------------------------------------------
      U.S TREASURY INSTITUTIONAL FUND              2002(A)       2002         2001         2000         1999         1998
      -------------------------------           -------------  ---------    ---------    ---------    ---------    ---------
      Net asset value at beginning of year....    $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                  --------     --------     --------     --------     --------     --------
      Net investment income from investment
        operations............................      0.0034       0.0166       0.0468       0.0443       0.0410       0.0456
      Less dividends from net investment
        income................................     (0.0034)     (0.0166)     (0.0468)     (0.0443)     (0.0410)     (0.0456)
                                                  --------     --------     --------     --------     --------     --------
      Net asset value at end of period........    $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                  ========     ========     ========     ========     ========     ========
      Total Return............................       0.35%        1.68%        4.82%        4.43%        4.10%        4.56%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $  358.6     $  344.3     $  401.2     $  397.2     $  286.7     $  239.8
      Ratio of expenses to average net
        assets................................       1.00%(b)     1.00%(i)     1.04%(i)     1.00%(i)     1.00%(i)     0.97%(i)
      Ratio of net investment income to
        average net asset.....................       0.68%(b)     1.61%(i)     4.63%(i)     4.12%(i)     3.76%(i)     4.26%(i)

--------------------------------------------------------------------------------

                                                         TREASURER'S TRUST                 CLASS 8
                                                ------------------------------------    -------------
                                                 SIX MONTHS      FISCAL     PERIOD       SIX MONTHS
                                                    ENDED      YEAR ENDED    ENDED          ENDED
                                                NOVEMBER 30,    MAY 31,     MAY 31,     NOVEMBER 30,
      U.S TREASURY INSTITUTIONAL FUND              2002(A)        2002      2001(C)      2002(A)(H)
      -------------------------------           -------------  ----------  ---------    -------------
      Net asset value at beginning of
        period................................    $ 1.0000      $ 1.0000   $ 1.0000       $ 1.0000
                                                  --------      --------   --------       --------
      Net investment income from investment
        operations............................      0.0054        0.0203     0.0003         0.0085
      Less dividends from net investment
        income................................     (0.0054)      (0.0203)   (0.0003)       (0.0085)
                                                  --------      --------   --------       --------
      Net asset value at end of period........    $ 1.0000      $ 1.0000   $ 1.0000       $ 1.0000
                                                  ========      ========   ========       ========
      Total Return............................       0.54%         2.06%      0.03%          0.85%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $  267.8      $  257.9   $   28.4       $    0.1
      Ratio of expenses to average net
        assets................................       0.61%(b)      0.61%      0.60%(b)       0.07%(b)
      Ratio of net investment income to
        average net asset.....................       1.07%(b)      1.44%      3.44%(b)       1.48%(b)

                                                                CLASS R
                                 ---------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                     FISCAL YEARS ENDED MAY 31,
                                 NOVEMBER 30,    -----------------------------------------------------
                                   2002(A)         2002       2001       2000       1999       1998
                                 ------------    ---------  ---------  ---------  ---------  ---------
      INTERSTATE TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......    $ 1.0000      $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                   --------      --------   --------   --------   --------   --------
      Net investment income
        from investment
        operations.............      0.0025        0.0108     0.0289     0.0267     0.0242     0.0279
      Less dividends from net
        investment income......     (0.0025)      (0.0108)   (0.0289)   (0.0267)   (0.0242)   (0.0279)
                                   --------      --------   --------   --------   --------   --------
      Net asset value at end of
        period.................    $ 1.0000      $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                   ========      ========   ========   ========   ========   ========
      Total Return.............        0.25%         1.09%      2.95%      2.67%      2.42%      2.79%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $  316.5      $  295.7   $  296.2   $  271.9   $  292.6   $  352.9
      Ratio of expenses to
        average net assets.....        1.00%(b)      1.01%      1.01%      1.00%      1.00%      0.97%
      Ratio of net investment
        income to average net
        asset..................        0.49%(b)      1.08%      2.89%      2.60%      2.38%      2.75%

                                                     TREASURER'S TRUST
                                           --------------------------------------
                                            SIX MONTHS     FISCAL YEAR   PERIOD
                                              ENDED           ENDED       ENDED
                                           NOVEMBER 30,      MAY 31,     MAY 31,
                                             2002(A)          2002       2001(C)
                                           ------------    -----------  ---------
      INTERSTATE TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................    $ 1.0000        $ 1.0000   $ 1.0000
                                             --------        --------   --------
      Net investment income from
        investment operations............      0.0045          0.0149     0.0002
      Less dividends from net investment
        income...........................     (0.0045)        (0.0149)   (0.0002)
                                             --------        --------   --------
      Net asset value at end of period...    $ 1.0000        $ 1.0000   $ 1.0000
                                             ========        ========   ========
      Total Return.......................        0.45%           1.50%      0.02%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................    $   15.3        $   20.5   $   85.4
      Ratio of expenses to average net
        assets...........................        0.60%(b)        0.61%      0.60%(b)
      Ratio of net investment income to
        average net asset................        0.89%(b)        1.59%      2.56%(b)

--------------------------------------------------------------------------------

                                                          CLASS 25
                                           --------------------------------------
                                            SIX MONTHS     FISCAL YEAR   PERIOD
                                              ENDED           ENDED       ENDED
                                           NOVEMBER 30,      MAY 31,     MAY 31,
                                             2002(A)          2002       2001(C)
                                           ------------    -----------  ---------
      INTERSTATE TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................    $ 1.0000        $ 1.0000   $ 1.0000
                                             --------        --------   --------
      Net investment income from
        investment operations............      0.0063          0.0184     0.0002
      Less dividends from net investment
        income...........................     (0.0063)        (0.0184)   (0.0002)
                                             --------        --------   --------
      Net asset value at end of period...    $ 1.0000        $ 1.0000   $ 1.0000
                                             ========        ========   ========
      Total Return.......................        0.63%           1.86%      0.02%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................    $   15.7        $   16.3   $   45.7
      Ratio of expenses to average net
        assets...........................        0.25%(b)        0.26%      0.25%(b)
      Ratio of net investment income to
        average net asset................        1.24%(b)        1.96%      2.91%(b)

                                                 SIX MONTHS
                                                    ENDED                   FISCAL YEARS ENDED MAY 31,
                                                NOVEMBER 30,   -----------------------------------------------------
                                                   2002(A)       2002       2001       2000       1999       1998
                                                -------------  ---------  ---------  ---------  ---------  ---------
      NEW YORK TAX-EXEMPT FUND
      ----------------------------------------
      Net asset value at beginning of year....    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  --------     --------   --------   --------   --------   --------
      Net investment income...................      0.0024       0.0095     0.0281     0.0258     0.0222     0.0268
      Dividends from net investment income....     (0.0024)     (0.0095)   (0.0281)   (0.0258)   (0.0222)   (0.0268)
                                                  --------     --------   --------   --------   --------   --------
      Net asset value at end of period........    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  ========     ========   ========   ========   ========   ========
      Total Return............................        0.24%        0.95%      2.87%      2.58%      2.22%      2.68%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of year (millions).......    $  231.3     $  234.4   $  281.6   $  228.4   $  186.0   $  171.2
      Ratio of expenses to average net
        assets................................        1.00%(b)     1.01%      1.01%      1.00%      1.00%      0.94%
      Ratio of net investment income to
        average net assets....................        0.46%(b)     0.94%      2.81%      2.55%      2.19%      2.63%

                                       SIX MONTHS     FISCAL YEARS ENDED    PERIOD
                                          ENDED            MAY 31,           ENDED
                                      NOVEMBER 30,   --------------------   MAY 31,
                                         2002(A)       2002       2001      2000(J)
                                      -------------  ---------  ---------  ---------
      CALIFORNIA II TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000
                                        --------     --------   --------   --------
      Net investment income.........      0.0023       0.0098     0.0236     0.0208
      Dividends from net investment
        income......................     (0.0023)     (0.0098)   (0.0236)   (0.0208)
                                        --------     --------   --------   --------
      Net asset value at end of
        period......................    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000
                                        ========     ========   ========   ========
      Total Return..................        0.23%        0.98%      2.42%      2.27%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................    $  110.9     $  109.3   $  136.2   $   91.4
      Ratio of expenses to average
        net assets..................        1.00%(b)     1.01%      1.00%      1.00%(b)(i)
      Ratio of net investment income
        to average net assets.......        0.46%(b)     1.00%      2.36%      2.27%(b)(i)

--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED                   FISCAL YEARS ENDED MAY 31,
                                                NOVEMBER 30,   -----------------------------------------------------
                                                   2002(A)       2002       2001       2000       1999       1998
                                                -------------  ---------  ---------  ---------  ---------  ---------
      CONNECTICUT TAX-EXEMPT FUND
      ----------------------------------------
      Net asset value at beginning of year....    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  --------     --------   --------   --------   --------   --------
      Net investment income...................      0.0018       0.0092     0.0273     0.0248     0.0221     0.0267
      Dividends from net investment income....     (0.0018)     (0.0092)   (0.0273)   (0.0248)   (0.0221)   (0.0267)
                                                  --------     --------   --------   --------   --------   --------
      Net asset value at end of period........    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  ========     ========   ========   ========   ========   ========
      Total Return............................        0.18%        0.92%      2.75%      2.48%      2.21%      2.67%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $   36.5     $   41.2   $   40.2   $   51.1   $   55.4   $   36.8
      Ratio of expenses to average net
        assets................................        1.00%(b)     1.01%      1.01%      1.00%      1.00%      0.89%
      Ratio of net investment income to
        average net assets....................        0.36%(b)     0.92%      2.73%      2.42%      2.17%      2.64%

                                                 SIX MONTHS
                                                    ENDED                   FISCAL YEARS ENDED MAY 31,
                                                NOVEMBER 30,   -----------------------------------------------------
                                                   2002(A)       2002       2001       2000       1999       1998
                                                -------------  ---------  ---------  ---------  ---------  ---------
      FLORIDA TAX-EXEMPT FUND
      ----------------------------------------
      Net asset value at beginning of year....    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  --------     --------   --------   --------   --------   --------
      Net investment income...................      0.0027       0.0105     0.0294     0.0272     0.0237     0.0269
      Dividends from net investment income....     (0.0027)     (0.0105)   (0.0294)   (0.0272)   (0.0237)   (0.0269)
                                                  --------     --------   --------   --------   --------   --------
      Net asset value at end of period........    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  ========     ========   ========   ========   ========   ========
      Total Return............................        0.27%        1.05%      2.98%      2.72%      2.37%      2.69%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $   34.8     $   32.1   $   28.9   $   28.9   $   22.6   $   10.8
      Ratio of expenses to average net
        assets................................        1.00%(b)     1.00%      1.01%      1.00%      1.00%      0.94%
      Ratio of net investment income to
        average net assets....................        0.53%(b)     0.99%      2.94%      2.68%      2.30%      2.62%

                                                 SIX MONTHS
                                                    ENDED                   FISCAL YEARS ENDED MAY 31,
                                                NOVEMBER 30,   -----------------------------------------------------
                                                   2002(A)       2002       2001       2000       1999       1998
                                                -------------  ---------  ---------  ---------  ---------  ---------
      MASSACHUSETTS TAX-EXEMPT FUND
      ----------------------------------------
      Net asset value at beginning of year....    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  --------     --------   --------   --------   --------   --------
      Net investment income...................      0.0022       0.0099     0.0279     0.0256     0.0220     0.0284
      Dividends from net investment income....     (0.0022)     (0.0099)   (0.0279)   (0.0256)   (0.0220)   (0.0284)
                                                  --------     --------   --------   --------   --------   --------
      Net asset value at end of period........    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  ========     ========   ========   ========   ========   ========
      Total Return............................        0.22%        0.99%      2.85%      2.56%      2.20%      2.84%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $   24.0     $   21.0   $   18.8   $   16.1   $   19.9   $   25.4
      Ratio of expenses to average net
        assets................................        1.00%(b)     1.01%      1.00%      1.00%      1.00%      0.75%
      Ratio of net investment income to
        average net assets....................        0.44%(b)     0.99%      2.79%      2.55%      2.17%      2.78%

--------------------------------------------------------------------------------

                                  SIX MONTHS                                              PERIOD
                                     ENDED               FISCAL YEARS ENDED MAY 31,        ENDED
                                 NOVEMBER 30,         ---------------------------------   MAY 31,
                                    2002(A)             2002         2001       2000      1999(K)
                                 -------------        ---------    ---------  ---------  ---------
      MICHIGAN TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....     $ 1.0000          $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000
                                    --------          --------     --------   --------   --------
      Net investment income....       0.0021            0.0080       0.0276     0.0263     0.0118
      Dividends from net
        investment income......      (0.0021)          (0.0080)     (0.0276)   (0.0263)   (0.0118)
                                    --------          --------     --------   --------   --------
      Net asset value at end of
        period.................     $ 1.0000          $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000
                                    ========          ========     ========   ========   ========
      Total Return.............         0.21%             0.81%        2.83%      2.63%      2.55%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............     $   10.5          $    8.5     $    4.8   $    2.2   $    1.2
      Ratio of expenses to
        average net assets.....         1.00%(b)(i)       1.01%(i)     1.00%      1.00%      1.00%(b)(i)
      Ratio of net investment
        income to average net
        assets.................         0.40%(b)(i)       0.63%(i)     2.76%      2.60%      2.02%(b)(i)

                                                 SIX MONTHS
                                                    ENDED                   FISCAL YEARS ENDED MAY 31,
                                                NOVEMBER 30,   -----------------------------------------------------
                                                   2002(A)       2002       2001       2000       1999       1998
                                                -------------  ---------  ---------  ---------  ---------  ---------
      NEW JERSEY TAX-EXEMPT FUND
      ----------------------------------------
      Net asset value at beginning of year....    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  --------     --------   --------   --------   --------   --------
      Net investment income...................      0.0022       0.0101     0.0277     0.0249     0.0223     0.0254
      Dividends from net investment income....     (0.0022)     (0.0101)   (0.0277)   (0.0249)   (0.0223)   (0.0254)
                                                  --------     --------   --------   --------   --------   --------
      Net asset value at end of period........    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                  ========     ========   ========   ========   ========   ========
      Total Return............................        0.22%        1.01%      2.83%      2.49%      2.23%      2.54%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $   56.0     $   57.5   $   52.9   $   44.4   $   41.3   $   37.6
      Ratio of expenses to average net
        assets................................        1.00%(b)     1.01%      1.01%      1.05%      1.00%      0.99%
      Ratio of net investment income to
        average net assets....................        0.43%(b)     0.94%      2.77%      2.46%      2.17%      2.50%

                                  SIX MONTHS                                                     PERIOD
                                     ENDED               FISCAL YEARS ENDED MAY 31,               ENDED
                                 NOVEMBER 30,   --------------------------------------------     MAY 31,
                                    2002(A)       2002         2001       2000       1999        1998(L)
                                 -------------  ---------    ---------  ---------  ---------    ---------
      OHIO TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $ 1.0000     $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000     $ 1.0000
                                   --------     --------     --------   --------   --------     --------
      Net investment income....      0.0022       0.0082       0.0281     0.0256     0.0236       0.0048
      Dividends from net
        investment income......     (0.0022)     (0.0082)     (0.0281)   (0.0256)   (0.0236)     (0.0048)
                                   --------     --------     --------   --------   --------     --------
      Net asset value at end of
        period.................    $ 1.0000     $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000     $ 1.0000
                                   --------     --------     --------   --------   --------     --------
      Total Return.............        0.22%        0.83%        2.88%      2.56%      2.36%        2.87%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $    9.3     $    5.7     $    8.1   $    8.9   $    1.2     $    2.5
      Ratio of expenses to
        average net assets.....        1.00%(b)     1.01%(i)     1.00%      1.00%      1.00%(i)     1.00%(b)
      Ratio of net investment
        income to average net
        assets.................        0.45%(b)     0.81%(i)     2.81%      2.95%      2.16%(i)     2.86%(b)

--------------------------------------------------------------------------------

                                  SIX MONTHS                                                 PERIOD
                                     ENDED              FISCAL YEARS ENDED MAY 31,            ENDED
                                 NOVEMBER 30,   ------------------------------------------   MAY 31,
                                    2002(A)       2002       2001       2000       1999      1998(M)
                                 -------------  ---------  ---------  ---------  ---------  ---------
      PENNSYLVANIA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                   --------     --------   --------   --------   --------   --------
      Net investment income....      0.0026       0.0097     0.0287     0.0276     0.0234     0.0189
      Dividends from net
        investment income......     (0.0026)     (0.0097)   (0.0287)   (0.0276)   (0.0234)   (0.0189)
                                   --------     --------   --------   --------   --------   --------
      Net asset value at end of
        period.................    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                   ========     ========   ========   ========   ========   ========
      Total Return.............        0.26%        0.97%      2.97%      2.76%      2.34%      2.64%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $   38.9     $   51.5   $   34.1   $   21.1   $   16.9   $   13.2
      Ratio of expenses to
        average net assets.....        1.00%(b)     1.01%      1.00%      1.00%      1.00%      1.00%(b)
      Ratio of net investment
        income to average net
        assets.................        0.49%(b)     0.89%      2.87%      2.73%      2.28%      2.62%(b)

                                       SIX MONTHS      FISCAL YEARS ENDED     PERIOD
                                          ENDED             MAY 31,            ENDED
                                      NOVEMBER 30,   ----------------------   MAY 31,
                                         2002(A)       2002         2001      2000(N)
                                      -------------  ---------    ---------  ---------
      VIRGINIA TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................    $ 1.0000     $ 1.0000     $ 1.0000   $ 1.0000
                                        --------     --------     --------   --------
      Net investment income.........      0.0018       0.0069       0.0253     0.0075
      Dividends from net investment
        income......................     (0.0018)     (0.0069)     (0.0253)   (0.0075)
                                        --------     --------     --------   --------
      Net asset value at end of
        period......................    $ 1.0000     $ 1.0000     $ 1.0000   $ 1.0000
                                        ========     ========     ========   ========
      Total Return..................        0.18%        0.69%        2.77%      3.08%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................    $   12.1     $   13.0     $    6.7   $    2.1
      Ratio of expenses to average
        net assets..................        1.00%(b)     1.01%(i)     1.00%      1.01%(b)(i)
      Ratio of net investment income
        to average net assets.......        0.36%(b)     0.58%(i)     2.53%      3.19%(b)(i)

---------------

(a)  Unaudited
(b)  Annualized
(c)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(d)  From July 1, 2002 (Commencement of Class) to November 30, 2002.
(e)  From July 30, 2001 (Commencement of Class) to May 31, 2002.
(f)  From July 27, 2001 (Commencement of Class) to May 31, 2002.
(g)  From November 18, 2002 (Commencement of Class) to November 30, 2002.
(h)  From June 7, 2002 (Commencement of Class) to November 30, 2002.

--------------------------------------------------------------------------------
(i) Due to the voluntary waiver of certain expense by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                                                        NET
                                                FISCAL    EXPENSE    INVESTMENT
                                                 YEAR      RATIO       INCOME
                                               --------   --------   ----------
     U.S. Treasury Fund......................    2002        .97%       1.64%
                                                 2001        .99        4.68
                                                 2000        .86        4.26
                                                 1999        .77        3.99
                                                 1998        .77        4.46
     California II...........................    2000        .96(b)     2.31(b)
     Michigan................................    2002       1.00         .64
                                                 1999        .49(b)     2.53(b)
     Ohio....................................    2002       1.01         .81
                                                 1999        .83        2.32
     Virginia................................    2002        .99         .60
                                                 2000        .97(b)     3.23(b)

(j)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(k)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.
(l)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(m)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.
(n)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.

                  -------------------------------------------
                            FEDERAL TAX INFORMATION

The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.